REGISTRATION NO. 33-371
                                                             FILE NO. 811-4410

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/

      PRE-EFFECTIVE AMENDMENT NO. __                                     /   /


      POST-EFFECTIVE AMENDMENT NO.  21                                     /X/


                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
     ACT OF 1940                                                           /X/


      AMENDMENT NO.  23                                                    /X/



                          OPPENHEIMER DISCOVERY FUND
------------------------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

             Two World Trade Center, New York, New York 10048-0203
------------------------------------------------------------------------------

                   (Address of Principal Executive Offices)

                                 212-323-0200
------------------------------------------------------------------------------

                        (Registrant's Telephone Number)

                            ANDREW J. DONOHUE, ESQ.
                            OppenheimerFunds, Inc.
             Two World Trade Center, New York, New York 10048-0203
------------------------------------------------------------------------------

                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

      /   /immediately upon filing pursuant to paragraph (b)


      /X/  on January 15,  1998, pursuant to paragraph (b)


      /  / 60 days after filing pursuant to paragraph (a)(1)

      /  / on ______________, pursuant to paragraph (a)(1)

      /  / 75 days after filing, pursuant to paragraph (a)(2)

      /  / on _______________, pursuant to paragraph (a)(2)

           of Rule 485

                                   FORM N-1A

                          OPPENHEIMER DISCOVERY FUND

                             Cross Reference Sheet

Part A of
Form N-1A
Item No.       Prospectus Heading
------------------------------------------------------------------------------

    1          Front Cover Page
    2          Expenses
    3          Financial Highlights; Performance of the Fund
    4          Front Cover Page;  How the Fund is Managed -  Organization  and
               History; Investment Objective and Policies;
    5          Expenses; How the Fund is Managed; Back Cover
    5A         Performance of the Fund
    6          Dividends,  Capital Gains and Taxes;  How the Fund is Managed -
               Organization and History; The Transfer Agent; Expenses
    7          Shareholder Account Rules and Policies;  How to Buy Shares; How
               to Sell  Shares;  Exchanges  of Shares  and  Retirement  Plans;
               Service Plan for Class A
               Shares;  Distribution  and  Service  Plan for  Class B  Shares;
               Distribution and
               Service Plan for Class C Shares
    8          How to Sell Shares
    9          *

Part B of
Form N-1A
Item No.       Statement of Additional Information Heading
------------------------------------------------------------------------------

    10         Cover Page
    11         Cover Page
    12         Investment Objective and Policies
    13         Investment    Objective   and   Policies;    Other   Investment
               Restrictions
    14         How the  Fund is  Managed  -  Trustees  and  Officers
    15         How the Fund is Managed - Major  Shareholders
    16         How the Fund is Managed;  Distribution  and Service Plans
    17         Brokerage  Policies of the Fund
    18         Additional  Information About the Fund
    19         Your Investment Account - How to Buy Shares; How to Sell
               Shares; How to Exchange Shares
    20         Dividends, Capital Gains and Taxes
    21         How the Fund is Managed; Brokerage Policies of the Fund
    22         Performance of the Fund
    23         Financial Statements

-----------------------

*Not applicable or negative answer.

OPPENHEIMER
DISCOVERY FUND



PROSPECTUS DATED JANUARY 15,  1998



Oppenheimer Discovery Fund is a mutual fund with the investment objective of capital appreciation. Current income is not an objective. In seeking its objective, the Fund emphasizes investments in securities of "growth-type" companies with market capitalization less than $1 billion, including common stocks, preferred stocks, convertible securities, rights, warrants and options, in proportions which may vary from time to time. In selecting securities for their appreciation possibilities the Fund will use the methods described in this Prospectus under "Investment Techniques and Strategies." The Fund may also use certain hedging instruments. In an uncertain environment, temporary defensive investment methods may be stressed.

     SOME OF THE FUND'S INVESTMENT TECHNIQUES MAY BE CONSIDERED SPECULATIVE. THESE TECHNIQUES MAY INCREASE THE RISKS OF INVESTING IN THE FUND AND MAY ALSO INCREASE THE FUND'S OPERATING COSTS. YOU SHOULD CAREFULLY REVIEW THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. Please refer to "Investment Objective and Policies" for more information about the types of securities the Fund invests in and refer to "Investment Risks" for a discussion of the risks of investing in the Fund.


      This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the January 15, 1998 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).



                                                       (OppenheimerFunds logo)


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE F.D.I.C. OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

            ABOUT THE FUND


3           EXPENSES
6           A BRIEF OVERVIEW OF THE FUND
7           FINANCIAL HIGHLIGHTS
12          INVESTMENT OBJECTIVE AND POLICIES
13          INVESTMENT RISKS
14          INVESTMENT TECHNIQUES AND STRATEGIES
19          HOW THE FUND IS MANAGED
21          PERFORMANCE OF THE FUND


            ABOUT YOUR ACCOUNT


26          HOW TO BUY SHARES

            Class A Shares
            Class B Shares
            Class C Shares
            Class Y Shares

40          SPECIAL INVESTOR SERVICES

            AccountLink
            Automatic Withdrawal and Exchange Plans
            Reinvestment Privilege
            Retirement Plans


43          HOW TO SELL SHARES

            By Mail
            By Telephone


45          HOW TO EXCHANGE SHARES
46          SHAREHOLDER ACCOUNT RULES AND POLICIES
48          DIVIDENDS, CAPITAL GAINS AND TAXES
A-1         APPENDIX A: SPECIAL SALES CHARGE ARRANGEMENTS

ABOUT THE FUND

EXPENSES

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during its fiscal year ended September 30,

 1997.

      o SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account," from pages 26 through 40, for an explanation of how and when these charges apply.


                     CLASS A     CLASS B             CLASS C        CLASS Y
                     SHARES      SHARES              SHARES         SHARES
------------------------------------------------------------------------------

Maximum Sales        5.75%       None                None           None
Charge on
Purchases (as a %
of offering price)
------------------------------------------------------------------------------

Maximum Deferred     None(1)     5% in the first     1% if          None
Sales Charge                     year, declining     shares are
(as a % of the                   to 1% in the        redeemed
lower of the                     sixth year and      within 12
original offering                eliminated          months of
price or redemption              thereafter(2)       purchase(2)
proceeds)
------------------------------------------------------------------------------

Maximum Sales        None        None                None           None
Charge on
Reinvested
Dividends
------------------------------------------------------------------------------

Exchange Fee         None        None                None           None
------------------------------------------------------------------------------


Redemption Fee       None         None               None           None

1. If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 31) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 months for shares purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares - Buying Class A Shares," below.


2. See "How to Buy Shares - Buying Class B Shares" and "How to Buy Shares Buying Class C Shares," below, for more information on the contingent deferred sales charges.



      o ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment advisor, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

    ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                          CLASS A     CLASS B      CLASS C     CLASS Y
                          SHARES      SHARES       SHARES      SHARES
------------------------------------------------------------------------------


Management Fees              0.66%      0.66%        0.66%     0.66%

------------------------------------------------------------------------------


12b-1 Plan Fees              0.24%    1.00%        1.00%       None

------------------------------------------------------------------------------


Other Expenses               0.32%      0.31%        0.28%     0.23%

------------------------------------------------------------------------------


Total Fund Operating      1.22%        1.97%       1.94%       0.89%
Expenses

     The numbers for the Class A, Class B, Class C and Class Y shares in the table above are based on the Fund's expenses in its fiscal year ended September 30, 1997. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that year. The 12b-1 Plan Fees for Class A shares are service plan fees. For Class B and Class C shares, the 12b-1 Plan Fees are the service plan fees and asset-based sales charges. The service fee for Class A and Class B is a maximum of 0.25% of average annual net assets of the class, and for Class C shares is 0.25% of average annual net assets of that class. The asset-based sales charge for Class B and Class C shares is 0.75%. These plans are described in greater detail in "How to Buy

Shares."

      The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual value of the Fund's assets represented by each class of shares.

      o EXAMPLES. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                     1 YEAR      3 YEARS     5 YEARS     10 YEARS*
------------------------------------------------------------------------------

Class A Shares       $69         $94         $121        $197
------------------------------------------------------------------------------


Class B Shares       $70         $92          $126       $192

------------------------------------------------------------------------------


Class C Shares        $30        $61         $105        $226

------------------------------------------------------------------------------


Class Y Shares        $9         $28         $49         $110


           If you did not redeem your investment, it would incur the following expenses:
                     1 YEAR      3 YEARS     5 YEARS     10 YEARS*
------------------------------------------------------------------------------

Class A Shares       $69         $94         $121        $197
------------------------------------------------------------------------------


Class B Shares       $20         $62          $106       $192

------------------------------------------------------------------------------


Class C Shares        $20        $61         $105        $226

------------------------------------------------------------------------------


Class Y Shares        $9         $28         $49         $110


* In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and the contingent deferred sales charge on Class B and Class C shares, long-term Class B and Class C shareholders could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Buying Class B Shares" for more information.

      THESE EXAMPLES SHOW THE EFFECT OF EXPENSES ON AN INVESTMENT, BUT ARE NOT MEANT TO STATE OR PREDICT ACTUAL OR EXPECTED COSTS OR INVESTMENT RETURNS OF THE FUND, ALL OF WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.


A BRIEF OVERVIEW OF THE FUND

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

      o WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund's investment objective is capital appreciation. Current income is not an objective.


      o WHAT DOES THE FUND INVEST IN? In seeking its objective, the Fund emphasizes investments in securities of "growth-type" companies with market capitalization less than $1 billion, including common stocks, preferred stocks, convertible securities, rights, warrants and options, in proportions which may vary from time to time. These investments are more fully explained in "Investment Objective and Policies," starting on page 12.

     o WHO MANAGES THE FUND? The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager"), which (including subsidiaries) manages investment company portfolios having over $75 billion in assets as of December 31, 1997. The Fund's portfolio managers, who are primarily responsible for the selection of the Fund's securities, are Jay W. Tracey, III and Alan Gilston. The Manager is paid an advisory fee by the Fund, based on its assets. The Fund's Board of Trustees, elected by shareholders, oversees the investment advisor and the portfolio managers. Please refer to "How the Fund is Managed," starting on page 18 for more information about the Manager and its fees.

      o HOW RISKY IS THE FUND? All investments carry risks to some degree. The Fund is designed for investors who are willing to accept greater risks of loss in the hopes of greater gains, and is not intended for those who desire assured income and preservation of capital. The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors such as changes in general bond and stock market movements, the change in value of particular stocks or bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices. The Fund's investments in foreign securities are subject to additional risks associated with investing abroad, such as the effect of currency rate changes on stock values. These changes affect the value of the Fund's investments and its price per share. In the Oppenheimer funds spectrum, the Fund is generally more volatile than the other stock funds and growth and income funds because it invests for capital appreciation in common stocks, emphasizing "growth" stocks that tend to be more volatile than other investments. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objective and Policies" starting on page 12 for a more complete discussion of the Fund's investment risks.

      o HOW CAN I BUY SHARES? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page 26 for more details.

      o WILL I PAY A SALES CHARGE TO BUY SHARES? The Fund offers four classes of shares. All classes have the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75%, and reduced for larger purchases. Class B and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months of purchase, respectively. There is also an annual asset-based sales charge on Class B and Class C shares. Class Y shares are offered at net asset value without sales charge only to certain institutional investors. Please review "How to Buy Shares" starting on page 26 for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

      o HOW CAN I SELL MY SHARES? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How to Sell Shares" on page 43. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page 45.

      o HOW HAS THE FUND PERFORMED? The Fund measures its performance by quoting its average annual total returns and cumulative total returns, which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. The Fund's performance can also be compared to broad market indices, which we have done on pages 24 and 25. Please remember that past performance does not guarantee future results.



FINANCIAL HIGHLIGHTS


      The table on the following pages presents selected financial information about the Fund, including per share data and expense ratios and other data based on the Fund's average net assets. This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report on the Fund's financial statements for the fiscal year ended September 30, 1997, is included in the Statement of Additional Information.



FINANCIAL HIGHLIGHTS                                  CLASS A
                                                      ----------------------------------------------------------------
                                                      YEAR ENDED
                                  SEPTEMBER 30,
                                                      1997             1996             1995           1994
======================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                      $51.19           $43.65         $35.81         $39.90
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                (.08)            (.13)            --           (.11)
Net realized and unrealized gain (loss)                     4.12            11.26           9.46          (2.98)
                                                      ----------       ----------       --------       --------
Total income (loss) from
investment operations                                       4.04            11.13           9.46          (3.09)
----------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                          --               --             --             --
Distributions from net realized gain                       (3.51)           (3.59)         (1.62)         (1.00)
                                                      ----------       ----------     ----------       --------
Total dividends and distributions
to shareholders                                            (3.51)           (3.59)         (1.62)         (1.00)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $51.72           $51.19         $43.65         $35.81
                                                      ==========       ==========       ========       ========
======================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                         9.16%           27.76%         28.03%         (7.91)%

======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $1,330,172       $1,160,087       $798,065       $613,740
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $1,119,302       $  937,563       $650,903       $588,642
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                               (0.17)%          (0.32)%         0.00%         (0.34)%
Expenses                                                    1.22%            1.22%          1.33%          1.32%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                  68.7%            79.7%         105.9%          83.3%
Average brokerage commission rate(7)                      $0.0600         $0.0577             --             --

1. For the period from June 1, 1994 (inception of offering) to September 30, 1994. 2. For the period from October 2, 1995 (inception of offering) to September 30, 1996. 3. For the period from April 1, 1994 (inception of offering) to September 30, 1994. 4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized.

CLASS A
-------------------------------------------------------------------------------------------


1993               1992           1991            1990           1989           1988
===========================================================================================
    $27.62           $26.03         $17.97         $24.51         $17.62         $21.49
-------------------------------------------------------------------------------------------

      (.13)            (.17)           .06            .16            .29            .14
     12.41             3.05           8.87          (4.84)          6.74          (1.98)
----------         --------       --------        -------        -------        -------

     12.28             2.88           8.93          (4.68)          7.03          (1.84)
--------------------------------------------------------------------------------------------

        --               --           (.19)          (.30)          (.14)          (.05)
        --            (1.29)          (.68)         (1.56)            --          (1.98)
----------         --------       --------        -------        -------        -------

        --            (1.29)          (.87)         (1.86)          (.14)         (2.03)
--------------------------------------------------------------------------------------------
    $39.90           $27.62         $26.03         $17.97         $24.51         $17.62
==========         ========       ========        =======        =======        =======
============================================================================================
     44.46%           11.28%         51.88%        (20.34)%        40.23%         (7.11)%

============================================================================================

  $587,057         $294,010       $117,110        $50,357        $53,793        $33,361
--------------------------------------------------------------------------------------------
  $451,016         $218,065       $ 75,083        $54,454        $40,641        $32,089
--------------------------------------------------------------------------------------------

     (0.54)%          (0.62)%         0.22%          0.83%          1.52%          0.80%
      1.27%            1.52%          1.42%          1.53%          1.46%          1.52%
--------------------------------------------------------------------------------------------
      85.2%            67.9%         158.1%         234.6%         132.0%         169.0%
        --               --             --             --             --             --

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1997 were $1,034,041,777 and $801,420,976, respectively. 7.
Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

FINANCIAL HIGHLIGHTS  (CONTINUED)                  CLASS B
                                                   -----------------------------------------------------------------------
                                                   YEAR ENDED
                                                   SEPTEMBER 30,
                                                   1997             1996              1995             1994(3)
=========================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                 $50.10           $43.11           $35.65           $35.65
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.23)            (.23)            (.21)             .03
Net realized and unrealized gain (loss)                3.79            10.81             9.29             (.03)
                                                   --------         --------          -------          -------
Total income (loss) from
investment operations                                  3.56            10.58             9.08               --
-------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     --               --               --               --
Distributions from net realized gain                  (3.51)           (3.59)           (1.62)              --
                                                   --------         --------          -------          -------
Total dividends and distributions
to shareholders                                       (3.51)           (3.59)           (1.62)              --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $50.15           $50.10           $43.11           $35.65
                                                   ========         ========          =======          =======
=========================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                    8.33%           26.77%           27.04%           (1.93)%

=========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $322,736         $193,637          $75,062          $26,491
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $233,172         $119,895          $43,301          $12,435
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                          (0.93)%          (1.06)%          (0.78)%          (1.06)%(5)
Expenses                                               1.97%            1.99%            2.11%            2.36%(5)
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                             68.7%            79.7%           105.9%            83.3%
Average brokerage commission rate(7)                $0.0600          $0.0577               --               --

1. For the period from June 1, 1994 (inception of offering) to September 30, 1994. 2. For the period from October 2, 1995 (inception of offering) to September 30, 1996. 3. For the period from April 1, 1994 (inception of offering) to September 30, 1994. 4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 5. Annualized.

CLASS C                                CLASS Y
--------------------------             -----------------------------------------------------------
YEAR ENDED                             YEAR ENDED
SEPTEMBER 30,                          SEPTEMBER 30,
1997               1996(2)             1997             1996              1995          1994(1)
=================================================================================================

   $50.73           $43.20              $51.44           $43.74           $35.81        $34.89
--------------------------------------------------------------------------------------------------

     (.26)            (.21)                .02             (.02)            (.10)          .11
     3.90            11.33                4.22            11.31             9.65           .81
---------          -------             -------          -------           ------        ------

     3.64            11.12                4.24            11.29             9.55           .92
--------------------------------------------------------------------------------------------------

       --               --                  --               --               --            --
    (3.51)           (3.59)              (3.51)           (3.59)           (1.62)           --
---------         -------              -------          -------           ------        ------

    (3.51)           (3.59)              (3.51)           (3.59)           (1.62)           --
--------------------------------------------------------------------------------------------------
   $50.86           $50.73              $52.17           $51.44           $43.74        $35.81
=========          =======             =======          =======           ======        ======
==================================================================================================
     8.39%           27.96%               9.50%           28.09%           28.28%         3.20%

==================================================================================================

  $41,720          $17,512             $45,112          $31,619           $9,394          $194
--------------------------------------------------------------------------------------------------
  $26,361          $ 7,109             $34,811          $18,563           $3,190          $ 39
--------------------------------------------------------------------------------------------------

    (0.92)%          (1.00)%(5)           0.15%           (0.04)%           0.03%        (0.13)%(5)
     1.94%            2.03%(5)            0.89%            0.99%            1.26%         1.41%(5)
--------------------------------------------------------------------------------------------------
     68.7%            79.7%               68.7%            79.7%           105.9%         83.3%
  $0.0600          $0.0577             $0.0600          $0.0577               --            --

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1997 were $1,034,041,777 and $801,420,976, respectively. 7.
Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

INVESTMENT OBJECTIVE AND POLICIES

OBJECTIVE. The Fund seeks capital appreciation as its investment objective. Current income is not an objective.

INVESTMENT POLICIES AND STRATEGIES. In seeking its objective, the Fund will emphasize investment in securities considered by the Manager to have appreciation possibilities. Such securities may either be listed on securities exchanges or traded in the over-the-counter markets in both the United States and foreign countries. See "Over-the-Counter Securities" in the Statement of Additional Information for further information on securities traded on the over-the-counter market, including a discussion of the possibility of less liquidity in trading such securities and the possibility of greater price volatility than for securities listed on exchanges.

      The Fund emphasizes investment in securities of growth-type issuers, including emerging growth companies, described below, with market capitalization less than $1 billion. The Fund may continue to hold investments in issuers whose market capitalization grows in excess of $1 billion, and may from time to time invest in companies with market capitalization in excess of $1 billion. The Fund invests primarily in common stocks or securities having investment characteristics of common stocks (for example, securities convertible into common stocks). The Fund expects a substantial portion of its assets to be invested in over-the-counter securities. The Fund is designed for investors who are willing to accept greater risks of loss attributed with the possibility of realizing greater gains, and is not intended for those who desire assured income and conservation of capital.

      o CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those investment policies. The Fund's investment policies and techniques are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

      Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's investment objective is a fundamental policy. The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

      o WHAT ARE GROWTH-TYPE ISSUERS AND EMERGING GROWTH COMPANIES? In selecting investments for the Fund, the Manager will emphasize growth-type companies with market capitalization less than $1 billion. Typically, growth-type issuers are those whose goods or services have relatively favorable long-term prospects for increasing demand, or ones which develop new products, services, or markets and normally retain a relatively large part of their earnings for research, development and investment in capital assets. They may also include companies in the natural resources fields or those developing commercial applications for new scientific knowledge having a potential for technological innovation, such as computer software, telecommunications equipment and services, biotechnology, and new consumer products. The Fund may also invest from time to time in cyclical industries such as insurance and forest products, when the Manager believes that they present opportunities for capital appreciation.

      Growth-type issuers in which the Fund may invest include emerging growth companies, which are companies that often provide new products or services that enable them to capture a dominant or important market position, or have a special area of expertise, or are able to take advantage of changes in demographic factors in a more profitable way than other companies. The rate of growth of such companies at times may be dramatic.


INVESTMENT RISKS

All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks, and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks collectively form the risk profile of the Fund.

     Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income or preservation of capital. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and in some cases by using hedging techniques, changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

     o STOCK INVESTMENT RISKS. Because the Fund normally invests most, or a substantial portion, of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change substantially. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities and other assets and liabilities change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. Other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors can be predicted.

      As discussed below, the Fund attempts to limit certain market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.

      o FOREIGN SECURITIES HAVE SPECIAL RISKS. While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S.
dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.

      o HEDGING INSTRUMENTS CAN BE VOLATILE INVESTMENTS AND MAY INVOLVE SPECIAL RISKS. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, or if the hedging instrument does not perform as expected, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because the market for the future or option was illiquid.


INVESTMENT TECHNIQUES AND STRATEGIES.

The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more detailed information about these practices, including limitations on their use that may help reduce some of the risks.

      o INVESTING IN SMALL, UNSEASONED COMPANIES. The Fund may invest in securities of small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any of their predecessors. In view of the volatility of price movements of such securities, the Fund currently intends, as a matter of non-fundamental policy, to invest no more than 10% of its total assets in securities of small, unseasoned issuers, while reserving the right to invest up to 20% of its assets in such issuers. The securities of small, unseasoned companies may have limited liquidity (which means that the Fund might have difficulty selling them at an acceptable price when it wants to) and the prices of these securities may be volatile.

      o FOREIGN SECURITIES. As a matter of non-fundamental policy, the Fund may invest up to 25% of its total assets in foreign securities. The Fund may purchase securities issued by issuers in any country, whether developed or not developed. The Fund intends to hold foreign currency only in connection with the purchase or sale of foreign securities. See "Foreign Securities" in the Statement of Additional Information for more information about the possible rewards and risks of investing in foreign securities.

      o CONVERTIBLE SECURITIES. Although most of the Fund's investments will be in stocks, the Fund may invest in convertible securities. Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividends and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price declines. They generally pay less income than non-convertible bonds. The Manager generally analyzes these investments from the perspective of the growth potential of the underlying stock and treats them as "equity substitutes."

     o TEMPORARY DEFENSIVE INVESTMENTS. When stock market prices are falling or in other unusual economic or business circumstances as determined by the Manager, the Fund may invest a portion of its assets in defensive securities. As a matter of non-fundamental policy, securities selected for defensive purposes may include debt securities, such as rated or unrated bonds and debentures, and preferred stocks, cash or cash equivalents, such as U.S. Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities, or commercial paper rated "A-1" or better by Standard & Poor's Corporation or "P-1" or better by Moody's Investors Service, Inc.


      o PORTFOLIO TURNOVER. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during its last fiscal year, its portfolio turnover rate would have been 100%. Portfolio turnover affects brokerage costs the Fund pays. The Fund normally does not engage in substantial short-term trading to try to achieve its objective. The Financial Highlights table above shows the Fund's portfolio turnover rates during prior fiscal years.


      o BORROWING. The Fund may borrow money in an amount up to 5% of the value of its total assets for temporary purposes (for example, for portfolio liquidity reasons). No assets of the Fund may be pledged, mortgaged or assigned to secure a debt.

      o WARRANTS AND RIGHTS. Warrants are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. The Fund may invest up to 5% of its net assets in warrants. That 5% excludes warrants the Fund has acquired in units or that are attached to other securities. For further details, see "Warrants and Rights" in the Statement of Additional Information.

      o HEDGING. As described below, the Fund may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures and broadly-based stock indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them, described below. The hedging instruments the Fund may use are described below and in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information.

      The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It may do so to try to manage its exposure to changing interest rates. Some of these strategies, such as selling futures, buying puts and writing covered calls, may hedge the Fund's portfolio against price fluctuations to some extent. Other hedging strategies, such as buying futures and call options, may tend to increase the Fund's exposure to the securities market.

      Forward contracts are used to try to manage foreign currency risks on the Fund's foreign investments. Writing covered call options may also provide income to the Fund for liquidity purposes or defensive reasons.


      FUTURES. The Fund may buy and sell futures contracts that relate to (1) broadly-based stock indices (these are referred to as Stock Index Futures), (2) other securities indices (these are referred to as Financial Futures) and (3) commodities (these are referred to as commodity futures). At present, the Fund does not intend to enter into Futures and options on Futures if, after any such purchase or sale, the sum of margin deposits on Futures and premiums paid on Futures options exceeds 5% of the value of the Fund's total assets. These types of Futures are described in "Hedging With Options and Futures Contracts" in the Statement of Additional Information.

      PUT AND CALL OPTIONS. The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in "Futures," above. A call or put may be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

       If the Fund sells (that is, writes) a call option, it must be "covered." That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised. Up to[ 50%] of the Fund's total assets may be subject to calls.

       The Fund may buy puts whether or not it holds the underlying investment in the portfolio. If the Fund writes a put, the put must be covered by segregated liquid assets. The Fund will not write puts if more than 25% of the Fund's net assets would have to be segregated to cover put options.


     FORWARD CONTRACTS. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and foreign currency.


      o ILLIQUID AND RESTRICTED SECURITIES. Under the policies established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or that cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund currently intends to invest no more than 10% of its net assets in illiquid or restricted securities (the Board may increase that limit to 15%). The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Certain restricted securities, eligible for resale to qualified institutional purchasers, are not subject to that limit. Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.


     o REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. They are used primarily for cash liquidity purposes. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days (the Board may increase that limit to 15%).

     o DERIVATIVE INVESTMENTS. In general, a "derivative investment" is a specially-designed investment. Its performance is linked to the performance of another investment or security, such as an option, future, index or currency. The Fund can invest in a number of different kinds of "derivative investments." They are used in some cases for hedging purposes, and in others because they offer the potential for increased income and principal value. In the broadest sense, exchange-traded options and futures contracts (please refer to "Hedging" above) may be considered "derivative investments."


      There are special risks in investing in derivative investments. The company issuing the instrument might not pay the amount due on the maturity of the instrument. Also, the underlying investment or security on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. The performance of derivative investments may also be influenced by interest rate changes in the U.S. and abroad. All of these risks mean that the Fund might realize less income than expected from its investments, or that it can lose part of the value of its investments, which will affect the Fund's share price. Certain derivative investments held by the Fund may trade in the over-the-counter markets and may be illiquid. If that is the case, the Fund's investment in them will be limited, as discussed in "Illiquid and Restricted Securities," above.


OTHER INVESTMENT RESTRICTIONS. The Fund has other investment restrictions which, together with its investment objective, are fundamental policies. Under some of these restrictions the Fund cannot do any of the following:

      o The Fund cannot invest in securities of a single issuer (except the U.S. Government 'or its agencies or instrumentalities) if immediately thereafter (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (b) the Fund would then own more than 10% of that issuer's voting securities.

      o The Fund cannot make short sales of securities except "short sales against-the-box."

      o The Fund cannot concentrate more than 25% of its total assets in securities of companies in any one industry.

      o The Fund cannot deviate from the percentage requirements listed under "Investment Techniques and Strategies" (other than those applicable to illiquid securities), from the limitations as to the type of calls the Fund may write in "Put and Call Options," or from the restrictions as to what foreign securities may be purchased as described in "Foreign Securities."

      Unless the Prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.


HOW THE FUND IS MANAGED

ORGANIZATION AND HISTORY. The Fund was organized in 1985 as a Massachusetts business trust. The Fund is an open-end, diversified management investment company, with an unlimited number of authorized shares of beneficial interest.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and provides more information about them and the officers of the Fund. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares, Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Shares of each class may have separate voting rights on matters in which interests of one class are different from interests of another class, and only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable.

THE MANAGER AND ITS AFFILIATES. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $75 billion as of December 31, 1997, and with more than 3 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

     o PORTFOLIO MANAGER. The portfolio managers of the Fund are Jay W. Tracey, III and Alan Gilston. Messrs. Tracey and Gilston are the persons principally responsible for the day-to-day management of the Fund's portfolio.

     Mr. Tracey has been a portfolio manager of the Fund since September, 1994 and from October, 1991 to February 1994. In his most recent previous position, Mr. Tracey was a managing director of Buckingham Capital Management. Prior to initially joining the Manager, Mr. Tracey was a Senior Vice President of Founders Asset Management, Inc. (a mutual fund adviser), prior to which he was a securities analyst and portfolio manager for Berger Associates, Inc.

(investment adviser).
During the past five years, Mr. Tracey has also served as an officer and portfolio manager for other Oppenheimer funds.


     Mr. Gilston has been a portfolio manager of the Fund since September, 1997. Prior to joining the Manager, Mr. Gilston was a Vice President and portfolio manager at Schroder Capital Management International, Inc.

      o FEES AND EXPENSES. Under the investment advisory agreement, as amended per a resolution of the Board of Trustees dated December 14, 1995 to reduce the fee on assets in excess of $1.5 billion (the "Investment Advisory Agreement"), the Fund pays the Manager a monthly fee at the following annual rates (which may be higher than the rate paid by some other mutual fund companies), which decline on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion. The Fund's management fee for its fiscal year ended September 30, 1997 was 0.66% of average annual net assets for its Class A, Class B, Class C and Class Y shares.


      The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

     There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

      o THE DISTRIBUTOR. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

      o THE TRANSFER AGENT. The Fund's Transfer Agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for other Oppenheimer funds. Shareholders should direct inquiries about their account to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover.


PERFORMANCE OF THE FUND

EXPLANATION OF PERFORMANCE TERMINOLOGY. The Fund uses the terms "cumulative total return" and "average annual total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash or shares are sold or purchased). The Fund's performance information may be useful to help you see how well your investment in the Fund has done over time and to compare it to other funds or market indices, as has been done below.

      It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. More detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

      o TOTAL RETURNS. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

      When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B and Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. Total returns may also be quoted "at net asset value," without considering the effect of sales charges, and those returns would be less if sales charges were deducted.


HOW HAS THE FUND PERFORMED? Below is a discussion by the Manager of the Fund's performance during its fiscal year ended September 30, 1997, followed by graphical comparisons of the Fund's performance to a broad-based market index and a sector index.

      o MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the Fund's past fiscal year ended September 30, 1997, the Fund's positive performance was primarily affected by economic growth in the stock markets. In particular, the Fund realized gains on its stock holdings in the energy sector and benefited from growth in sales and earnings of companies that supply the offshore oil drilling industry. In addition, certain holdings in the technology sector showed stronger than expected sales and earnings. However, certain health care stocks held by the Fund experienced significant price declines caused in part by fears that the federal government would drastically cut Medicare spending. During the first seven of the twelve months ended September 30, 1997, investors' general preference for larger, blue chip multinational corporations as opposed to "small-cap" companies and the market's preference for value stocks as opposed to growth stocks hindered the Fund's performance. However, from May, 1997 through September 30, 1997, small-cap stocks generally rebounded and growth-type stocks showed renewed vigor. The Fund's portfolio and its portfolio managers' strategies are subject to change.

      o COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs below show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 1997: in the case of Class A shares, performance is measured for the ten years ended September 30, 1997; in the case of Class B shares, from the inception of the Class on April 1, 1994; in the case of Class C shares, from the inception of the Class on October 2, 1995; and in the case of Class Y shares, from the inception of the Class on June 1, 1994. The graphs reflect the deduction of the 5.75% maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestment of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Standard & Poor's ("S&P") 500 Index and the Russell 2000 Index. The S&P 500 Index is a broad based index of equity securities widely regarded as the general measure of the performance of the U.S. equity securities market. The Russell 2000 Index is a capitalization-weighted index of 2,000 U.S. issuers whose common stocks are traded on The New York Stock Exchange, the American Stock Exchange, and

NASDAQ,   and  is  widely   recognized  as  a  measure  of  the  performance  of
"mid-capitalization" stocks.

      Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs below shows the effect of taxes. Moreover, index performance data does not reflect any assessment of the risk of the investments included in the index. The Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices shown.

CLASS A SHARES
Comparison of Change in Value of $10,000 Hypothetical Investments In:
Oppenheimer Discovery Fund (Class A), S&P 500 Index and Russell 2000 Index

                                    [Graph]


AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES OF THE FUND AT  9/30/971


1 YEAR            5 YEARS           10 YEARS


 2.88%            17.49%            14.66%


CLASS B SHARES
Comparison of Change in Value of $10,000 Hypothetical Investments In:
Oppenheimer Discovery Fund (Class B), S&P 500 Index and Russell 2000 Index

                                    [Graph]


AVERAGE ANNUAL TOTAL  RETURN OF CLASS B SHARES OF THE FUND AT  9/30/972


1 YEAR            LIFE OF CLASS


 3.33%            16.71%


CLASS C SHARES
Comparison of Change in Value of $10,000 Hypothetical Investments In:
Oppenheimer Discovery Fund (Class C), S&P 500 Index and Russell 2000 Index

                                    [Graph]


AVERAGE ANNUAL TOTAL  RETURN OF CLASS C SHARES OF THE FUND AT 9/30/973

1 YEAR            LIFE OF CLASS

 7.39%            17.82%


CLASS Y SHARES
Comparison of Change in Value of $10,000 Hypothetical Investments In:
Oppenheimer Discovery Fund (Class Y), S&P 500 Index and Russell 2000 Index

                                    [Graph]


AVERAGE ANNUAL TOTAL  RETURN OF CLASS Y SHARES OF THE FUND AT  9/30/974


1 YEAR            LIFE OF CLASS


 9.50%            20.42%


Total returns and ending account values in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions.


1. The inception date of the Fund (Class A shares) was 9/11/86. The average annual total returns and the ending account value in the graph are shown net of the current 5.75% maximum initial sales charge.


2. Class B shares of the Fund were first publicly offered on 4/1/94. The average annual total returns are shown net of the applicable 5% and 3% contingent deferred sales charges, respectively, for the 1-year period and the life of the class. The ending account value in the graph is net of the applicable 3% contingent deferred sales charge.


3. Class C shares of the Fund were first publicly offered on 10/2/95. The one-year average annual total return is shown net of the applicable 1% contingent deferred sales charge for the period.

4. Class Y shares of the Fund, first publicly offered on 6/1/94, are offered to certain institutional investors at net asset value without sales charge .


Past performance is not predictive of future performance.

Graphs are not drawn to same scale.



ABOUT YOUR ACCOUNT

HOW TO BUY SHARES

CLASSES OF SHARES. The Fund offers individual investors three different classes of shares, Class A, Class B and Class C. Only certain institutional investors may purchase a fourth class of shares, Class Y shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.


     o CLASS A SHARES. If you buy Class A shares, you pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page 31). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 months if the shares were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A

Shares," below.

      o CLASS B SHARES. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge that varies depending on how long you own your shares, as described in"Buying Class B Shares," below.

      O CLASS C SHARES. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "Buying Class C Shares," below.


      o CLASS Y SHARES. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.


WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

      In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We assumed you are an individual investor, and therefore ineligible to purchase Class Y shares. We used the sales charge rates that apply to each class considering the effect of the annual asset-based sales charges on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class of shares you invest in. The factors discussed below are not intended to be investment advice, guidelines or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only ONE class of shares and not a combination of shares of different classes.

      o HOW LONG DO YOU EXPECT TO HOLD YOUR INVESTMENT? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or Class C shares for which no initial sales charge is paid.

      o INVESTING FOR THE SHORT TERM. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than 6 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A shares might be more advantageous than Class C (as well as Class B) shares for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and B) shares. If investing $500,000 or more, Class A shares may be more advantageous as your investment horizon approaches 3 years or more.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

      o INVESTING FOR THE LONGER TERM. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore you should analyze your options carefully.

      o ARE THERE DIFFERENCES IN ACCOUNT FEATURES THAT MATTER TO YOU? Because some account features may not be available to Class B or Class C shareholders, or other features (such as Automatic Withdrawal Plans) might not be advisable (because of the effect of the contingent deferred sales charge) for Class B and Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. For example, share certificates are not available for Class B or Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne solely by that class, such as the Class B and Class C asset-based sales charge described below and in the Statement of Additional Information.

      o HOW DOES IT AFFECT PAYMENTS TO MY BROKER? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charge and asset-based sales charges is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares. The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.


HOW MUCH MUST YOU INVEST? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

      o With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

      o Under pension, profit-sharing and 401(k)plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

      o There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

      o HOW ARE SHARES PURCHASED? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase (and redemption) orders. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

      o BUYING SHARES THROUGH YOUR DEALER. Your dealer will place your order with the Distributor on your behalf.

     o BUYING SHARES THROUGH THE DISTRIBUTOR. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor, to be sure that it is appropriate for you.


     o PAYMENTS BY FEDERAL FUNDS WIRE. Shares may be purchased by Federal Funds wire. The minimum investment is $2,500. You must FIRST call the Distributor's Wire Department at 1-800-525-7041 to notify the Distributor of the wire and receive further instructions.


      o BUYING SHARES THROUGH OPPENHEIMERFUNDS ACCOUNTLINK. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to PURCHASE SHARES, to have the Transfer Agent SEND REDEMPTION PROCEEDS, or to TRANSMIT DIVIDENDS AND DISTRIBUTIONS.

      Shares are purchased for your account through AccountLink the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

      o ASSET BUILDER PLANS. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.


      |X| AT WHAT PRICE ARE SHARES SOLD? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado, or the order is received and transmitted to the Distributor by an entity authorized by the Fund to accept purchase or redemption orders. The Fund has authorized the Distributor, certain broker-dealers and agents or intermediaries designated by the Distributor or those broker-dealers to accept orders. In most cases, to enable you to receive that day's offering price, the Distributor or an authorized entity must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day"). If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and normally your order must be transmitted to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY REJECT ANY PURCHASE ORDER FOR THE FUND'S SHARES.


SPECIAL SALES CHARGE ARRANGEMENTS FOR CERTAIN PERSONS. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds (as defined in that Appendix).

BUYING CLASS A SHARES. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                        FRONT-END          FRONT-END            COMMISSION
                        SALES CHARGE       SALES CHARGE         AS PERCENTAGE
                        AS PERCENTAGE OF   AS PERCENTAGE OF     OF OFFERING
AMOUNT OF PURCHASE      OFFERING PRICE     AMOUNT INVESTED      PRICE
------------------------------------------------------------------------------

Less than $25,000       5.75%              6.10%                4.75%
------------------------------------------------------------------------------

$25,000 or more but
less than $50,000       5.50%              5.82%                4.75%
------------------------------------------------------------------------------

$50,000 or more but
less than $100,000      4.75%              4.99%                4.00%
------------------------------------------------------------------------------

$100,000 or more but
less than $250,000      3.75%              3.90%                3.00%
------------------------------------------------------------------------------

$250,000 or more but
less than $500,000      2.50%              2.56%                2.00%
------------------------------------------------------------------------------

$500,000 or more but
less than $1 million    2.00%              2.04%                1.60%

The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.


      |X| CLASS A CONTINGENT DEFERRED SALES CHARGE. There is no initial sales charge on purchases of Class A shares of any one or more of the

Oppenheimer funds in the following cases:


      o  Purchases aggregating $1 million or more;

      o Purchases by a retirement plan qualified under section 401(a) if the retirement plan has total plan assets of $500,000 or more.

      o Purchases by a retirement plan qualified under sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan, employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"), that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more; or

      o Purchases by an OppenheimerFunds  Rollover IRA if the purchases are made
(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.

      The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

      If you redeem any of those shares purchased prior to May 1, 1997, within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the proceeds of any of those shares purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase. That sales charge may be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gains distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.


      In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.


      No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 12 months (18 months for shares purchased prior to May 1, 1997) of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.

      |X| SPECIAL ARRANGEMENTS WITH DEALERS. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients.


REDUCED SALES CHARGES FOR CLASS A SHARE PURCHASES. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

      o RIGHT OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.


      Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.


      o LETTER OF INTENT. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of the intended purchases of both Class A and Class B shares will determine your reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.


      o WAIVERS OF CLASS A SALES CHARGES. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent as to which conditions apply.


      WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES FOR CERTAIN PURCHASERS. Class A shares purchased by the following investors are not subject to any Class A sales charges:

      o the Manager or its affiliates;

      o present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

      o registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

      o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

      o employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

      o dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker or adviser for the purchase or sale of Fund shares);

      o employee benefit plans purchasing shares through a shareholder agent which the Distributor has appointed as its agent to accept those purchase orders;


      o (1) investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);


      o directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

      o accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

      o any unit investment trust that has entered into an appropriate agreement with the Distributor;

      o qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by December 31, 1996.

      WAIVERS OF INITIAL AND CONTINGENT DEFERRED SALES CHARGES IN CERTAIN TRANSACTIONS. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

      o shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

      o shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;

     o shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;


      o shares purchased and paid for with the proceeds of shares redeemed in the past 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

      o shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.


      WAIVERS OF THE CLASS A CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

      o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

      o involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below;)


      o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

      o if, at the time of purchase of shares (if purchased during the period May 1, 1997 through December 31, 1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);


      o for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code;
(8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA.


      o for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and

      o for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


      o SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

      Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service provider or its customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

BUYING CLASS B SHARES. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

YEARS SINCE BEGINNING OF            CONTINGENT DEFERRED SALES CHARGE
MONTH IN WHICH PURCHASE             ON REDEMPTIONS IN THAT YEAR
ORDER WAS ACCEPTED                  (AS % OF AMOUNT SUBJECT TO CHANGE)
------------------------------------------------------------------------------
0 - 1                               5.0%
------------------------------------------------------------------------------
1 - 2                               4.0%
------------------------------------------------------------------------------
2 - 3                               3.0%
------------------------------------------------------------------------------
3 - 4                               3.0%
------------------------------------------------------------------------------
4 - 5                               2.0%
------------------------------------------------------------------------------
5 - 6                               1.0%
------------------------------------------------------------------------------
6 and following                     None

      In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      o AUTOMATIC CONVERSION OF CLASS B SHARES. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

BUYING CLASS C SHARES. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12- month period.


DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Class B and Class C Distribution and Service Plans to reimburse the Distributor, in the case of Class B shares, and to compensate the Distributor, in the case of Class C shares, for distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives an annual service fee of under each plan, which is a maximum of 0.25% for Class B and 0.25% for Class C shares.


      Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.


      The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is 4.00% of the purchase price. If a dealer has a special agreement with the Distributor, the Distributor may pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is 1.00% of the purchase price. If a dealer has a special agreement with the Distributor, the Distributor may pay the Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and Class C shares. If the Fund terminates either Plan, the Board of Trustees may allow the Fund to continue payments of the service fee or the asset-based sales charge to the Distributor for certain expenses it incurred before the Plan was terminated. At September 30, 1997, the end of the Class B and Class C Plan year, the Distributor had incurred unreimbursed expenses under the Plans of $7,906,753 and $369,234, respectively (equal to 2.45% and 0.89% of the Fund's net assets represented by Class B and Class C shares, respectively), which, as to Class B shares, has been carried over into the present plan years.

WAIVERS OF CLASS B AND CLASS C SALES CHARGES. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class B or Class C contingent deferred sales charge, you must notify the Transfer Agent as to which conditions apply.


      WAIVERS FOR REDEMPTIONS OF SHARES IN CERTAIN CASES. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:

      o distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);

      o redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

      o returns of excess contributions to Retirement Plans;

      o distributions from retirement plans to make "substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request; or


      o shares redeemed involuntarily, as described  below.
      o distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (5) for separation from service; or (6) for loans to participants or beneficiaries.

      o Distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.


      WAIVERS FOR SHARES SOLD OR ISSUED IN CERTAIN TRANSACTIONS. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

      o shares sold to the Manager or its affiliates;

      o shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

      o shares issued in plans of reorganization to which the Fund is a party; or


BUYING CLASS Y SHARES. Class Y shares are sold at net asset value per share without sales charge directly to certain institutional investors, such as insurance companies, registered investment companies and employee benefit plans, that have special agreements with the Distributor for this purpose. These include Massachusetts Mutual Life Insurance Company, an affiliate of the Manager, which may purchase Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers. Individual investors are not able to invest in Class Y shares directly.

      While Class Y shares are not subject to initial or contingent deferred sales charges or asset-based sales charges, an institutional investor buying the shares for its customers' accounts may impose charges on those accounts. The procedures for purchasing, redeeming, exchanging, or transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Denver) and the special account features available to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class Y shares. Instructions for purchasing, redeeming, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.



SPECIAL INVESTOR SERVICES

ACCOUNTLINK. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.

      AccountLink privileges should be requested on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

      o USING ACCOUNTLINK TO BUY SHARES. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      o PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number:
1-800-533-3310.

      o PURCHASING  SHARES. You may purchase shares in amounts up to $100,000 by
phone,  by  calling  1-800-533-3310.   You  must  have  established  AccountLink
privileges to link your bank account with the Fund, to pay for these purchases.

     o EXCHANGING SHARES. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

     o SELLING SHARES. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.


SHAREHOLDER TRANSACTIONS BY FAX. Requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. Information about the Fund, including your account balance, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site, at the following Internet address: http://www.oppenheimerfunds.com. In 1998, the Transfer Agent anticipates offering certain account transactions through the Internet Web Site. To find out more information about those transactions and procedures, please visit the Web Site.


AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

      o AUTOMATIC WITHDRAWAL PLANS. If your Fund account is $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details.

      o AUTOMATIC EXCHANGE PLANS. You can authorize the Transfer Agent to automatically exchange an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer funds account is $25. These exchanges are subject to the terms of the exchange privilege, described below.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

RETIREMENT PLANS. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

      o  INDIVIDUAL   RETIREMENT   ACCOUNTS   including   rollover  IRAs,  for
individuals and their spouses

      o 403(B)(7) CUSTODIAL PLANS for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

      o SEP-IRAS (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SAR/SEP-IRAs

      o PENSION AND PROFIT-SHARING PLANS for self-employed persons and other employers

      o 401(K) PROTOTYPE RETIREMENT PLANS for businesses

      Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

HOW TO SELL SHARES

You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the net asset value next calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. IF YOU HAVE QUESTIONS ABOUT ANY OF THESE PROCEDURES, AND ESPECIALLY IF YOU ARE REDEEMING SHARES IN A SPECIAL SITUATION, SUCH AS DUE TO THE DEATH OF THE OWNER, OR FROM A RETIREMENT PLAN, PLEASE CALL THE TRANSFER AGENT FIRST, AT 1-800-525- 7048, FOR ASSISTANCE.

     o RETIREMENT ACCOUNTS. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

      o CERTAIN REQUESTS REQUIRE A SIGNATURE GUARANTEE. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

      o You wish to redeem more than $50,000 worth of shares and receive a check

      o The redemption check is not payable to all shareholders listed on the account statement

      o The redemption check is not sent to the address of record on your account statement

      o Shares are being transferred to a Fund account with a different owner or name

      o Shares are redeemed by someone other than the owners (such as an Executor)

     o WHERE CAN I HAVE MY SIGNATURE GUARANTEED? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

SELLING SHARES BY MAIL.  Write a "letter of instructions" that includes:

      o Your name

      o The Fund's name

      o Your Fund account number (from your account statement)

      o The dollar amount or number of shares to be redeemed

      o Any special payment instructions

      o Any share certificates for the shares you are selling

      o The signatures of all registered owners exactly as the account is registered

      o Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

USE THE FOLLOWING ADDRESS FOR             SEND COURIER OR EXPRESS MAIL
REQUESTS BY MAIL:                         REQUESTS TO:
OppenheimerFunds Services                 OppenheimerFunds Services
P.O. Box 5270                             10200 E. Girard Avenue, Building D
Denver, Colorado 80217                    Denver, Colorado 80231

SELLING SHARES BY TELEPHONE. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. YOU MAY NOT REDEEM SHARES HELD IN AN OPPENHEIMERFUNDS RETIREMENT PLAN OR UNDER A SHARE CERTIFICATE BY TELEPHONE.

      o To redeem shares through a service representative, call 1-800-852-8457

      o To redeem shares automatically on PhoneLink, call 1-800-533-3310

     Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

      o TELEPHONE REDEMPTIONS PAID BY CHECK. Up to $50,000 may be redeemed by telephone in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      o TELEPHONE REDEMPTIONS THROUGH ACCOUNTLINK . There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred. SELLING SHARES THROUGH YOUR DEALER. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Please call your dealer for more information about this procedure. Brokers or dealers may charge for that service. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.


HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

      o Shares of the fund selected for exchange must be available for sale in your state of residence

      o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege

      o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day

      o You must meet the minimum purchase requirements for the fund you purchase by exchange

      o Before exchanging into a fund, you should obtain and read its prospectus

      SHARES OF A PARTICULAR CLASS OF THE FUND MAY BE EXCHANGED ONLY FOR SHARES OF THE SAME CLASS IN THE OTHER OPPENHEIMER FUNDS. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      Exchanges may be requested in writing or by telephone:

      o  WRITTEN  EXCHANGE  REQUESTS.   Submit  an  OppenheimerFunds  Exchange
Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

     o TELEPHONE EXCHANGE REQUESTS. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

      There are certain exchange policies you should be aware of:

      o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to 7 days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.

      o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

      o The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

      o For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

      o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.


SHAREHOLDER ACCOUNT RULES AND POLICIES

      o NET ASSET VALUE PER SHARE is determined for each class of shares as of the close of The New York Stock Exchange, which is normally 4:00 P.M. but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities, and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

      o THE OFFERING OF SHARES may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

     o TELEPHONE TRANSACTION PRIVILEGES for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges automatically apply to each owner of the account and the dealer representative of record for the account unless refused on the new account Application, or, if not refused, will apply until the Transfer Agent receives cancellation instructions from an owner of the account.

      o THE  TRANSFER  AGENT WILL  RECORD  ANY  TELEPHONE  CALLS to verify  data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

      o REDEMPTION OR TRANSFER REQUESTS WILL NOT BE HONORED UNTIL THE TRANSFER AGENT RECEIVES ALL REQUIRED DOCUMENTS IN PROPER FORM. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      o DEALERS THAT CAN PERFORM ACCOUNT TRANSACTIONS FOR THEIR CLIENTS BY PARTICIPATING IN NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      o THE REDEMPTION PRICE FOR SHARES WILL VARY from day to day because the values of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B, Class C and Class Y shares. Therefore, the redemption value of your shares may be more or less than their original cost.


      o PAYMENT FOR REDEEMED SHARES is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. THE TRANSFER AGENT MAY DELAY FORWARDING A CHECK OR PROCESSING A PAYMENT VIA ACCOUNTLINK FOR RECENTLY PURCHASED SHARES, BUT ONLY UNTIL THE PURCHASE PAYMENT HAS CLEARED. THAT DELAY MAY BE AS MUCH AS 10 DAYS FROM THE DATE THE SHARES WERE PURCHASED. THAT DELAY MAY BE AVOIDED IF YOU PURCHASE SHARES BY FEDERAL FUNDS WIRE, CERTIFIED CHECK OR ARRANGE WITH YOUR BANK TO PROVIDE TELEPHONE OR WRITTEN ASSURANCE TO THE TRANSFER AGENT THAT YOUR PURCHASE PAYMENT HAS CLEARED.


      o INVOLUNTARY REDEMPTIONS OF SMALL ACCOUNTS may be made by the Fund subject to the power and authority of the Board of Trustees to determine whether a minimum value should apply to accounts holding shares, to fix such minimum value and the terms, conditions and other procedures to cause the involuntary redemption of accounts that do not satisfy such criteria.

      o UNDER UNUSUAL CIRCUMSTANCES, shares of the Fund may be redeemed "in kind," which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.


      o "BACKUP WITHHOLDING" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a correct and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service .


      o THE FUND DOES NOT CHARGE A REDEMPTION FEE, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How to Buy Shares," you may be subject to a contingent deferred sales charges when redeeming certain Class A, Class B and Class C shares.

      o TO AVOID SENDING DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800- 525-7048 to ask that copies of those materials be sent personally to that shareholder.


DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS. The Fund declares dividends separately for Class A, Class B, Class C and Class Y shares from net investment income, if any, on an annual basis and normally pays those dividends to shareholders in December, but the Board of Trustees can change that date. The Board may also cause the Fund to declare dividends after the close of the Fund's fiscal year (which ends September 30th). Because the Fund does not have an objective of seeking current income, the amounts of dividends it pays, if any, will likely be small. Dividends paid on Class Y shares will generally be higher than for Class A shares and dividends paid with respect to Class A shares will generally be higher than for Class B and Class C shares because expenses allocable to Class B and Class C shares will generally be higher than for Class A shares, and expenses allocable to Class A shares will generally be higher than for Class Y shares.

CAPITAL GAINS. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the year. Short-term capital gains are treated as dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

DISTRIBUTION OPTIONS. When you open your account, specify on your application how you want to receive your distributions. For Oppenheimer funds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

     o REINVEST ALL DISTRIBUTIONS IN THE FUND. You can elect to reinvest all dividends and long- term capital gains distributions in additional shares of the Fund.

      o REINVEST LONG-TERM CAPITAL GAINS ONLY. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.

      o RECEIVE ALL DISTRIBUTIONS IN CASH. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.


      o REINVEST YOUR DISTRIBUTIONS IN ANOTHER OPPENHEIMER FUNDS ACCOUNT. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

TAXES. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year. So that the Fund will not have to pay taxes on the amounts it distributes to shareholders as dividends and capital gains, the Fund intends to manage its investments so that it will qualify as a "regulated investment company" under the Internal Revenue Code, although it reserves the right not to qualify in a particular year.

      o "BUYING A DIVIDEND": If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain, respectively.


      o TAXES ON TRANSACTIONS: Share redemptions, including redemptions for exchanges, are subject to capital gains tax. Generally, capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

      o RETURNS OF CAPITAL: In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

      This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

APPENDIX A

SPECIAL SALES CHARGE ARRANGEMENTS FOR SHAREHOLDERS OF THE FUND
WHO WERE SHAREHOLDERS OF THE FORMER QUEST FOR VALUE FUNDS

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax- Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

CLASS A SALES CHARGES

REDUCED  CLASS  A  INITIAL  SALES  CHARGE  RATES  FOR  CERTAIN   FORMER  QUEST
SHAREHOLDERS

      o PURCHASES BY GROUPS, ASSOCIATIONS AND CERTAIN QUALIFIED RETIREMENT PLANS. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

NUMBER OF            FRONT-END           FRONT-END
ELIGIBLE             SALES CHARGE AS     SALES CHARGE AS      COMMISSION AS
EMPLOYEES            A PERCENTAGE OF     A PERCENTAGE OF      PERCENTAGE OF
OR MEMBERS           OFFERING PRICE      AMOUNT INVESTED      OFFERING PRICE
------------------------------------------------------------------------------
9 or fewer           2.50%               2.56%                2.00%
------------------------------------------------------------------------------
At least 10 but not  2.00%               2.04%                1.60%
 more than 49

      For purchases by Qualified Retirement Plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages to of this Prospectus.

      Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

      O WAIVER OF CLASS A SALES CHARGES FOR CERTAIN SHAREHOLDERS. Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

     o Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

      o Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      O WAIVER OF CLASS A CONTINGENT DEFERRED SALES CHARGE IN CERTAIN TRANSACTIONS. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      o Investors who purchased Class A shares from a dealer that is not or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

      o Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."

CLASS A, CLASS B AND CLASS C CONTINGENT DEFERRED SALES CHARGE WAIVERS

      O WAIVERS FOR REDEMPTIONS OF SHARES PURCHASED PRIOR TO MARCH 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with (i) distributions to participants or beneficiaries of plans qualified under
Section  401(a) of the Internal  Revenue Code or from  custodial  accounts under
Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan, (ii) withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      O WAIVERS FOR REDEMPTIONS OF SHARES PURCHASED ON OR AFTER MARCH 6, 1995 BUT PRIOR TO NOVEMBER 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

                          APPENDIX TO PROSPECTUS OF
                          OPPENHEIMER DISCOVERY FUND

Graphic  material   included  in  Prospectus  of  Oppenheimer   Discovery  Fund:
"Comparison  of  Change  in  Value  of  $10,000  Hypothetical   Investments  In:
Oppenheimer Discovery Fund, S&P 500 and Russell 2000 Index".


Linear graphs will be included in the Prospectus of Oppenheimer Discovery Fund (the "Fund") depicting the initial account value and subsequent account values of a hypothetical $10,000 investment in each class of shares of the Fund. In the case of the Fund's Class A shares, that graph will cover each of the Fund's fiscal periods from 9/30/87 through 9/30/97. In the case of the Fund's Class B shares the graph will cover the period from the inception of the class (4/1/94) through 9/30/97. In the case of Class C shares the graph will cover the period from the inception of the class on 10/2/95 through 9/30/97. Class Y shares will cover the 6/1/94 (inception date) through 9/30/97 period. Each graph will compare such values with hypothetical $10,000 investments over the same time periods in the S&P 500 Index and the Russell 2000 Index. Set forth below are the relevant data points that will appear on the linear graphs. Additional information with respect to the foregoing, including descriptions of the S&P 500 Index and the Russell 2000 Index, is set forth in the Prospectus under "Performance of the Fund - Comparing the Fund's Performance to the Market."


FISCAL YEAR          OPPENHEIMER          S&P 500           RUSSELL 2000
(PERIOD) ENDED       DISCOVERY A          INDEX             INDEX


 09/30/87            9,425                10,000            10,000
 09/30/88            8,755                8,761             8,919
09/30/89             12,277               11,648            10,835
09/30/90             9,780                10,571            7,893
09/30/91             14,854               13,858            11,452
09/30/92             16,529               15,389            12,475
09/30/93             23,879               17,384            16,612
09/30/94             21,991               18,024            17,056
09/30/95             28,154               23,379            21,041
09/30/96             35,969               28,129            23,804
09/30/97             39,262               39,501            31,709



FISCAL YEAR          OPPENHEIMER          S&P 500           RUSSELL 2000
(PERIOD) ENDED       DISCOVERY B          INDEX             INDEX


04/01/94             10,000               10,000            10,000
09/30/94              10,000              10,532            10,278
09/30/95              12,705              13,661            12,679
09/30/96              16,105              16,437            14,344
09/30/97             17,147               23,081            19,107




FISCAL YEAR          OPPENHEIMER          S&P 500           RUSSELL 2000
(PERIOD) ENDED       DISCOVERY C          INDEX             INDEX


10/02/95             10,000               10,000            10,000
09/30/96              12,796              12,032            11,313
09/30/97             13,869               16,896            15,070



FISCAL YEAR          OPPENHEIMER          S&P 500           RUSSELL 2000
(PERIOD) ENDED       DISCOVERY Y          INDEX             INDEX


06/01/94             10,000               10,000            10,000
09/30/94             10,320               10,231            10,333
09/30/95             13,238               13,271            12,748
09/30/96             16,956               15,968            14,422
09/30/97             18,568               22,423            19,211

OPPENHEIMER DISCOVERY FUND
Two World Trade Center
New York, New York  10048-0203
1-800-525-7048

INVESTMENT ADVISOR
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

DISTRIBUTOR
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048


OPPENHEIMERFUNDS INTERNET WEB SITE
http://www.oppenheimerfunds.com


CUSTODIAN OF PORTFOLIO SECURITIES
The Bank of New York
One Wall Street
New York, New York 10015

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado 80202

LEGAL COUNSEL
Gordon Altman Butowsky Weitzen Shalov & Wein
114 West 47th Street
New York, New York 10036


NO DEALER, BROKER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION, AND IF GIVEN OR MADE, SUCH INFORMATION AND REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, OPPENHEIMERFUNDS, INC., OPPENHEIMERFUNDS DISTRIBUTOR, INC., OR ANY AFFILIATE THEREOF. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


 PR0500.001.0198            Printed on recycled paper

OPPENHEIMER DISCOVERY FUND

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048



STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 15,  1998




     This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated January

 15, 1998. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.


CONTENTS
                                                                        PAGE
ABOUT THE FUND

Investment Objective and Policies...................................... 2
     Investment Policies and Strategies...............................  2
     Other Investment Techniques and Strategies........................ 3
     Other Investment Restrictions.....................................  14
How the Fund is Managed ...............................................  16
     Organization and History..........................................  16
     Trustees and Officers of the Fund.................................  17
     The Manager and Its Affiliates....................................  22
Brokerage Policies of the Fund.........................................  24
Performance of the Fund................................................  26
Distribution and Service Plans.........................................  29
ABOUT YOUR ACCOUNT
How To Buy Shares......................................................  31
How To Sell Shares.....................................................  39
How To Exchange Shares.................................................  43
Dividends, Capital Gains and Taxes.....................................  45
Additional Information About the Fund..................................  47
Independent Auditors' Report...........................................  48
Financial Statements...................................................  49
Appendix: Industry Classifications..................................... A-1

ABOUT THE FUND

INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT POLICIES AND STRATEGIES. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund invests, as well as strategies the Fund may use to try to achieve its objective. Capitalized terms used in this Statement of Additional Information have the same meanings as those terms have in the Prospectus. Investment policies that the Fund may use to seek the Fund's objective encompass the selection of common stocks, preferred stocks, convertible securities, rights, warrants, and puts and calls in proportions which may vary from time to time. The selection of such securities is enhanced by the methods described in the Prospectus under "Other Investment Techniques and Strategies," and in this Statement of Additional Information.

      o SECURITIES OF "GROWTH-TYPE" ISSUERS AND EMERGING GROWTH COMPANIES. Many "growth-type" issuers, including emerging growth companies, may be small and unseasoned. Their securities, which the Fund may purchase when they are offered to the public for the first time, may have a limited trading market, which may adversely affect the Fund's ability to sell them when it wants to do so and can result in their shares being priced lower than otherwise might be the case. While the Manager will undertake to select promising emerging companies carefully for the Fund's investments, there is no guarantee that such investments will achieve their potential.

      o "OVER-THE-COUNTER" SECURITIES. The "over-the-counter" market is generally defined as the market for securities that are not listed for trading on a securities exchange. An exchange represents an auction market consisting of competing buyers and competing sellers. There are over-the-counter markets in the U.S. and in foreign countries. In contrast to exchanges, the over-the-counter market is not a centralized facility but is a negotiated market in which transactions are done by telephone or computer link-ups among dealers and brokers. In the U.S., the over-the-counter market is regulated by the National Association of Securities Dealers, which has created an Automated Quotation System ("NASDAQ") of the NASDAQ Stock Market, Inc., an electronic quotation system for certain over-the-counter securities, allowing subscribers to obtain data as to current bids and offers for over-the-counter securities. A security must have at least two market makers for initial listing on NASDAQ. Over-the-counter markets exist apart from NASDAQ, as long as a dealer or broker is willing to make a market in a particular security. The number of shares traded each day may be smaller for over-the-counter securities than for securities listed on the New York or American Stock Exchanges. As a result, the liquidity of, or ability to sell, the over-the-counter securities which the Fund owns may be relatively limited as compared to listed securities which it owns. This may affect the price the Fund receives when it sells its over-the-counter securities. Over-the-counter securities may also be subject to greater price volatility than listed securities due to factors which would not ordinarily affect large, well-established companies (such as changes in key personnel, financing difficulties or problems with products). On January 18, 1990, the Fund's shareholders approved the change of the Fund's name from "Oppenheimer OTC Fund" to its current name, and at the same time approved a proposal to change the Fund's fundamental investment policies so that the Fund was no longer required to invest at least 65% of its total assets in over-the-counter securities.

     O FOREIGN SECURITIES. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments, that are traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities of foreign issuers that are represented by American Depository Receipts or that are listed only on a U.S. securities exchange or traded only in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers the Fund potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. If the Fund's portfolio securities are held abroad, the sub-custodians or depositories holding them must be approved by the Fund's Board of Trustees to the extent that the approval is required under applicable rules of the Securities and Exchange Commission. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

      o RISKS OF FOREIGN INVESTING. Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. These include: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity in foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits against foreign issuers; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

OTHER INVESTMENT TECHNIQUES AND STRATEGIES

     o ILLIQUID AND RESTRICTED SECURITIES. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

      The Fund has percentage limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

      o REPURCHASE AGREEMENTS. The Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities.

      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor. An "approved vendor" is a U.S. commercial bank or the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities and which must meet the credit requirements set by the Fund's Board of Trustees from time to time. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      o HEDGING. The Fund may use hedging instruments for the purposes described in the Prospectus. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, or to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may: (1) sell Futures, (2) buy puts or such Futures or securities, or (3) write covered calls on securities or on Futures. When hedging to establish a position in the equity securities markets as a temporary substitute for the purchase of individual equity securities the Fund may: (1) buy Futures, or (2) buy calls on such Futures or securities held by it. Normally, the Fund would then purchase the equity securities and terminate the hedging position.

      The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's investment activities in the underlying cash market. In the future, the Fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, and are legally permissible and disclosed in the Prospectus. Additional information about the hedging instruments the Fund may use is provided below.

      o WRITING COVERED CALLS. As described in the Prospectus, the Fund may write covered calls. When the Fund writes a call on an investment, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying investment) regardless of market price changes during the call period. To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call the Fund has written is more or less than the price of the call the Fund subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Those profits are considered short-term capital gains for Federal income tax purposes, as are premiums on lapsed calls, and when distributed by the Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

      The Fund may also write calls on Futures without owning a futures contract or deliverable securities, provided that at the time the call is written, the Fund covers the call by identifying to the Custodian Bank an equivalent dollar value of deliverable securities or liquid assets. The Fund will identify to the Custodian Bank additional liquid assets if the value of those segregated assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice as to a Future put the Fund in a short futures position.

      The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options that are traded on exchanges, or as to other acceptable escrow securities, so that no margin will be required from the Fund for such option transactions. OCC will release the securities covering a call on the expiration of the call or when the Fund enters into a closing purchase transaction. Call writing affects the Fund's turnover rate and the brokerage commissions it pays. Commissions, normally higher than on general securities transactions, are payable on writing or purchasing a call.

     o STOCK INDEX  FUTURES  AND  FINANCIAL  FUTURES.  The Fund may buy and sell futures contracts relating to a securities index ("Financial Futures"), including "Stock Index Futures," a type of Financial Future for which the index used as the basis for trading is a broadly-based stock index (including stocks that are not limited to issuers in a particular industry or group of industries). A stock index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks. Stock indices cannot be purchased or sold directly. Financial futures are contracts based on the future value of the basket of securities that comprise the underlying index. The contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction or to enter into an offsetting contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by the Fund on the purchase or sale of a Financial Future or Stock Index Future.

      Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment, in cash or U.S. Treasury bills, with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under certain specified conditions. As the Future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.

      At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although Financial Futures and Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All Futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.


     o COMMODITY FUTURES CONTRACTS. The Fund intends to invest a portion of its assets in commodity futures contracts (referred to as commodity futures). Commodity futures may be linked to any of five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

COMPARISON TO FORWARD CONTRACTS. Futures contracts and forward contracts achieve the same economic effect: both are an agreement to purchase a specified amount of a specified commodity at a specified future date for a price agreed upon today. However, there are significant differences in the operation of the two contracts. Forward contracts are individually negotiated transactions and are not exchange traded. Therefore, with a forward contract, the Fund would make a commitment to carry out the purchase or sale of the underlying commodity at expiration.

STORAGE COSTS. Similar to the financial futures markets, there are hedgers and speculators in the commodity futures markets. However, unlike financial instruments, there are costs of physical storage associated with purchasing the underlying commodity. For instance, a large manufacturer of baked goods that wishes to hedge against a rise in the price of wheat has two choices: (i) it can purchase the wheat today in the cash market and store the commodity at a cost until it needs the wheat for its manufacturing process, or (ii) it can buy commodity futures contracts. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the "convenience yield"). To the extent that these storage costs change for an underlying commodity while the Fund is long futures contracts on that commodity, the value of the futures contract may change commensurately.

REINVESTMENT RISK. In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price which is below the expected future spot price. Conversely, if the predominate hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity.

      The changing nature of the hedgers and speculators in the commodity markets can determine whether futures prices are above or below the expected future spot price. This can have significant implications for the Fund when it is time to reinvest the proceeds from a maturing futures contract into a new futures contract. If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominate hedgers in the market, the Fund might reinvest at higher futures prices or choose other related commodity investments.

ADDITIONAL ECONOMIC FACTORS. The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, Hybrid Instruments, commodity options and commodity swaps, than on traditional securities. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

LEVERAGE. There is much greater leverage in futures trading than in stocks. As a registered investment company, the Fund must pay in full for all securities it purchases. In other words, the Fund is not allowed to purchase securities on margin. However, the Fund is allowed to purchase futures contracts on margin where the initial margin requirements are typically between 3 and 6 percent of the face value of the contract. That is, the Fund is only required to pay up front between 3 to 6 percent of the face value of the futures contract. Therefore, the Fund has a higher degree of leverage in its futures contract purchases than in its stock purchases. As a result there may be differences in the volatility of rates of return between securities purchases and futures contract purchases, with the returns from futures contracts being more volatile.

PRICE VOLATILITY. Despite the daily price limits on the futures exchanges, the price volatility of commodity futures contracts has been historically greater than that for traditional securities such as stocks and bonds. To the extent that the Fund invests in commodity futures contracts, the assets of the Fund, and hence the Net Asset Value of Fund shares, may be subject to greater volatility. MARK-TO-MARKET OF FUTURES POSITIONS. The futures clearinghouse marks every futures contract to market at the end of each trading day, to ensure that the outstanding futures obligations are limited by the maximum daily permissible price movement. This process of marking-to-market is designed to prevent losses from accumulating in any futures account. Therefore, if the Fund's futures positions have declined in value, the Fund may be required to post additional margin to cover this decline. Alternatively, if the Fund's futures positions have increased in value, this increase will be credited to the Fund's account.

CHARACTERISTICS OF THE COMMODITY FUTURES MARKETS. Commodity futures contracts are an agreement between two parties for one party to buy an asset from the other party at a later date at a price and quantity agreed upon today. Commodity futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. Futures markets also specify the terms and conditions of delivery as well as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges have position limit rules which limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.


     o PURCHASING PUTS AND CALLS. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund purchases a call, it pays a premium (other than in a closing purchase transaction) and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price, transaction costs, and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment. When the Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.

      When the Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns (a "protective put") enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration and the Fund will lose the premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

      Puts and calls on broadly-based stock indices or on Stock Index Futures on broadly-based stock indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements of individual securities or futures contracts. When the Fund buys a call on a stock index or Stock Index Future, it pays a premium. If the Fund exercises the call during the call period, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the call and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When the Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver cash to the Fund to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

      When the Fund purchases a put on a stock index, or on a Stock Index Future not owned by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities the Fund holds. The Fund can either resell the put or, in the case of a put on a Stock Index Future, buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a call, put or an underlying investment in connection with the exercise of a put or call. Those commissions may be higher than the commissions for direct purchases or sales of the underlying investments.

      Premiums paid for options are small in relation to the market value of the underlying investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

     o FORWARD CONTRACTS. The Fund may enter into foreign currency exchange contracts ("Forward Contracts"), which obligate the seller to deliver and the purchaser to take a specific amount of foreign currency at a specific future date for a fixed price. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.

      There is a risk that use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. To attempt to limit its exposure to loss under Forward Contracts in a particular foreign currency, the Fund limits its use of these contracts to the amount of its net assets denominated in that currency or denominated in a closely-correlated foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other Futures. The Fund may also enter into a forward contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Manager to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

      The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      There is no limitation as to the percentage of the Fund's assets that may be committed to foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency (or another currency that is also the subject of the hedge), or enter into a "cross hedge," unless it is denominated in a currency or currencies that the Manager believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated. See "Tax Aspects of Covered Calls and Hedging Instruments" below for a discussion of the tax treatment of foreign currency exchange contracts.

      The Fund may enter into Forward Contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      The Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when the Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross hedge").

      The Fund's Custodian will earmark liquid assets of the Fund, including debt securities of any grade and equity securities, having a value equal to the aggregate amount of the Fund's commitments under forward contracts to cover its short positions. If the value of the securities placed in the separate account declines, additional liquid assets will be segregated on a daily basis so that the value of such liquid assets will equal the amount of the Fund's commitments with respect to such contracts. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

      The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

     At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

      o REGULATORY ASPECTS OF HEDGING INSTRUMENTS. The Fund is required to operate within certain guidelines and restrictions with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of the Fund's total assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short Futures and Futures options positions solely for "bona fide hedging purposes" within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on Futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Due to requirements under the Investment Company Act, when the Fund purchases a Future, the Fund will maintain, in a segregated account or accounts with its Custodian, liquid assets equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

      o TAX ASPECTS OF COVERED CALLS AND HEDGING INSTRUMENTS. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      Certain foreign currency exchange contracts (Forward Contracts) in which the Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to- market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this marked-to-market treatment.

      Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position(s) making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as an ordinary gain or loss. Currency gains and losses are offset against market gains and losses before determining a net "section 988" gain or loss under the Internal Revenue Code, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

      o RISKS OF HEDGING WITH OPTIONS AND FUTURES. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. In addition to the risks associated with hedging that are discussed in the Prospectus and above, there is a risk in using short hedging by (i) selling Stock Index Futures or (ii) purchasing puts on stock indices or Stock Index Futures to attempt to protect against declines in the value of the Fund's equity securities. The risk is that the prices of Stock Index Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of the equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that if the Fund has used hedging instruments in a short hedge, the market may advance and the value of equity securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of equity securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      If the Fund uses hedging instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline. If the Fund then concludes not to invest in equity securities at that time because of concerns as to a possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the equity securities purchased.

OTHER INVESTMENT RESTRICTIONS

      The Fund's most significant investment restrictions are described in the Prospectus. The following are fundamental policies, and together with the Fund's fundamental policies described in the Prospectus cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares.

      Under these additional restrictions, the Fund cannot:

      o underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter in the resale of any securities held in its portfolio;

      o invest in commodities or commodity contracts other than the hedging instruments permitted by any of its other fundamental policies, whether or not any such hedging instrument is considered to be a commodity or a commodity contract;

      o purchase securities on margin; however, the Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other fundamental policies;

      o purchase calls, unless (i) the investments to which the call relates are securities, broadly- based stock indices or Stock Index Futures on broadly-based stock indices or (ii) the calls are purchased to effect "closing purchase transactions" to terminate an obligation with respect to a call which the Fund has previously written; the Fund may not write puts nor purchase puts except those which relate to (1) securities held by it, (2) Stock Index Futures, or (3) broadly-based stock indices, in each case only to protect against a decline in value of the entire portfolio or of specific portfolio securities or Stock Index Futures held by the Fund, and further provided that, after any such purchase, the value of all options (puts and calls) held by the Fund would not exceed 5% of the Fund's total assets (at the time of purchase); the Fund may not write puts or purchase puts on securities not held by it;

      o lend money except in connection with the acquisition of that portion of publicly- distributed debt securities which the Fund's investment policies and restrictions permit it to purchase (see "Investment Policies" and "Special Investment Methods" in the Prospectus); the Fund may also make loans of portfolio securities and enter into repurchase agreements (see "Loans of Portfolio Securities" and "Repurchase Agreements" in the Prospectus);

      o mortgage, hypothecate or pledge any of its assets; however, this does not prohibit the escrow arrangements contemplated by the put and call activities of the Fund or other collateral or margin arrangements in connection with any of the hedging instruments permitted by any of its other fundamental policies;

      o invest in or hold securities of any issuer if officers and Trustees or Directors of the Fund or the Manager individually owning more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

      o invest in other open-end investment companies, or invest more than 5% of the value of its net assets in closed-end investment companies, including small business investment companies, nor make any such investments at commission rates in excess of normal brokerage commissions; to the extent the Fund does make investments in other investment companies, the Fund's shareholders may be subject indirectly to that company's management fees and costs;

      o  invest  in  companies  for  the  purpose  of  acquiring   control  or
management thereof;

      o invest in interests in oil, gas or other mineral exploration or development programs; or

      o invest in real estate or in interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein.

      With regard to the eighth restriction above, but not as a matter of fundamental policy, the Fund will further restrict itself to open market purchases of closed-end investment companies, except in connection with mergers, and will not engage in arbitrage transactions.

      For purposes of the Fund's policy not to concentrate its assets described under the third investment restriction in the Prospectus, the Fund has adopted the industry classifications set forth in the Appendix to this Statement of Additional Information. This is not a fundamental policy.

HOW THE FUND IS MANAGED

ORGANIZATION AND HISTORY. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

      The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.


TRUSTEES AND OFFICERS OF THE FUND. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are set forth below. The address for each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Trustees are also trustees or directors of Oppenheimer Enterprise Fund, Oppenheimer Growth Fund, Oppenheimer Municipal Bond Fund, Oppenheimer Money Market Fund, Inc., Oppenheimer Capital Appreciation Fund, Oppenheimer U.S. Government Trust, Oppenheimer New York Municipal Fund, Oppenheimer California Municipal Fund, Oppenheimer Multi-State Municipal Trust, Oppenheimer Multiple Strategies Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Global Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer International Small Company Fund, Oppenheimer International Growth Fund, Oppenheimer Developing
Markets Fund, Oppenheimer Series Fund, Inc., Oppenheimer Multi- Sector Income Trust, and Oppenheimer World Bond Fund (collectively, the "New York-based Oppenheimer funds"), except that Ms. Macaskill is not a director of Oppenheimer Money Market Fund, Inc. Ms. Macaskill and Messrs. Spiro, Donohue, Bishop, Bowen, Farrar and Zack hold the same respective offices with the New York-based Oppenheimer funds as with the Fund. As of January 2, 1998, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding Class A, Class B, Class C or Class Y shares of the Fund. That statement does not include ownership of shares held of record by an employee benefit plan for employees of the Manager (one of the Trustees of the Fund listed below, Ms. Macaskill, and one of the officers, Mr. Donohue, are trustees of that plan) other than the shares beneficially owned under that plan by the officers of the Fund listed above.

LEON LEVY, CHAIRMAN OF THE BOARD OF TRUSTEES; AGE:  72
31 West 52nd Street, New York,   NY  10019
General  Partner  of Odyssey  Partners,  L.P.  (investment  partnership)(since
1982) and Chairman of

Avatar Holdings, Inc. (real estate development).


ROBERT G. GALLI, TRUSTEE; AGE:  64
19750 Beach Road, Jupiter Island, FL 33469
Formerly he held the following positions: Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (October 1995-December 1997); Vice President and Counsel of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; Executive Vice President , General Counsel and a director of the Manager and OppenheimerFunds Distributor, Inc. (the "Distributor"), Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") and Centennial Asset Management Corporation ("Centennial"), investment adviser subsidiaries of the Manager, a director of Shareholder Financial Services, Inc. ("SFSI") and Shareholder Services, Inc. ("SSI"), transfer agent subsidiaries of the Manager and an officer of other Oppenheimer funds.

BENJAMIN LIPSTEIN, TRUSTEE; AGE:  74
591 Breezy Hill Road, Hillsdale,  N.Y. 12529

Professor   Emeritus   of   Marketing,   Stern   Graduate   School  of  Business
Administration, New York University; a director of Sussex Publishers, Inc (Publishers of Psychology Today and Mother Earth

News) and of Spy Magazine, L.P.

BRIDGET A. MACASKILL, PRESIDENT AND TRUSTEE; Age:  49
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director
(since October 1990) of OAC; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL") and Oppenheimer Millennium Funds plc (since October 1997); President and a director of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Manager.

ELIZABETH B. MOYNIHAN, TRUSTEE; AGE:  68
801 Pennsylvania Avenue, N.W., Washington,  D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University), National Building Museum; a member of the Trustees Council, Preservation League of New York State, and of the Indo-U.S. Sub-Commission on Education and Culture.

KENNETH A. RANDALL, TRUSTEE; AGE:  70
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Texan Cogeneration Company (cogeneration company), Prime Retail, Inc. (real estate investment trust); formerly President and

Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of

 Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American

Manufacturers Mutual Insurance Company.


EDWARD V. REGAN, TRUSTEE; AGE:  67
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a member of the U.S. Competitiveness Policy Council; a director of River Bank America (real estate manager); Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

RUSSELL S. REYNOLDS, JR., TRUSTEE; AGE:  66
 8 Sound Shore Drive, Greenwich, Connecticut 06830

Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K.);

a trustee of Mystic Seaport Museum, International House and Greenwich Historical Society.

DONALD W. SPIRO, VICE CHAIRMAN AND TRUSTEE; Age:  72
Chairman Emeritus (since August 1991) and a director (since January 1969) of the Manager; formerly Chairman of the Manager and the Distributor.

PAULINE TRIGERE, TRUSTEE; AGE:  85
498 Seventh Avenue, New York, New York 10018

Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).


CLAYTON K. YEUTTER, TRUSTEE; AGE:  67
1325 Merrie Ridge Road, McLean, Virginia 22101
Of Counsel, Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order), a director of IMC Global Inc. (chemicals and animal feed), Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S.

Department of Agriculture, and U.S. Trade Representative.


--------
*A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.
*A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.



JAY W. TRACEY, III, VICE PRESIDENT AND PORTFOLIO MANAGER; AGE: 44
Vice President of the Manager (since September 1994); Vice President and portfolio manager of other OppenheimerFunds; formerly a Managing Director of Buckingham Capital Management (February 1994-September 1994), prior to which he was Portfolio Manager and Vice President of the Fund and other Oppenheimer funds and a Vice President of the Manager (July 1991-February 1994).

ALAN GILSTON,  VICE PRESIDENT AND PORTFOLIO MANAGER;  AGE: 39
Vice President of the Manager (since September 1997); formerly a Vice President and portfolio manager at Schroder Capital Management International, Inc.

ANDREW J. DONOHUE, SECRETARY; AGE:  47
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager ; Executive Vice President (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. since (September 1995) and MultiSource Services, Inc. (a broker-dealer) (since December 1995); President and a director of Centennial (since September 1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July
1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President of OFIL and Oppenheimer Millennium Funds plc (since October
1997); an officer of other Oppenheimer funds.

GEORGE C. BOWEN, TREASURER; AGE:  61
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor ; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991)and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); an officer of other Oppenheimer funds.

ROBERT J. BISHOP, ASSISTANT TREASURER; AGE:  39
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

SCOTT  T. FARRAR, ASSISTANT TREASURER; AGE:  32
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

ROBERT G. ZACK, ASSISTANT SECRETARY; AGE: 49
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

      |X| REMUNERATION OF TRUSTEES. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Mr. Spiro) who are affiliated with the Manager receive no salary or fee from the Fund. Mr. Galli received no salary or fee prior to January 1, 1998. The remaining Trustees of the Fund received the compensation shown below . The compensation from the Fund was paid during its fiscal year ended September 30, 1997. The compensation from all of the New York-based Oppenheimer funds includes the Fund and is compensation received as a director, trustee or member of a committee of the Board during the 1997 calendar year .

                                          RETIREMENT       TOTAL
                          AGGREGATE       BENEFITS         COMPENSATION
                          COMPENSATION    ACCRUED AS       FROM ALL
                          FROM            PART OF FUND     NEW YORK-BASED
NAME AND POSITION         THE FUND(1)     EXPENSES         OPPENHEIMER
FUNDS(3)

Leon Levy,                $13,687         $8,556           $158,500
  Chairman and Trustee

Benjamin Lipstein         $11,831         $7,395           $137,000
  Study Committee  Chairman,
  Audit Committee  Member
  and Trustee(2)

Elizabeth B. Moynihan     $8,333          $5,209           $96,500
  Study Committee Member
  and Trustee

Kenneth A. Randall        $7,642          $4,777           $88,500
  Audit Committee Chairman
  and Trustee

Edward V. Regan           $7,556          $4,723           $87,500
  Proxy Committee Chairman,
  Audit Committee Member
  and Trustee

Russell S. Reynolds, Jr.  $5,656          $3,536           $65,500
  Proxy Committee Member
  and Trustee

Pauline Trigere, Trustee  $5,052          $3,158           $58,500

Clayton K. Yeutter        $5,656          $3,536           $65,500
  Proxy Committee Member
  and Trustee
----------------------

(1)For the fiscal year ended September 30,  1997.
(2)Committee position held during a portion of the period shown.
(3)For the 1997 calendar year.

      The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York- based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined as of this time nor can the Fund estimate the number of years of credited service that will be used to determine those benefits. During the Fund's fiscal year ended September 30, 1997, a provision of $25,631 was made for the Fund's projected retirement benefit obligations, and payments of $10,708 were made to retired Trustees, resulting in an accumulated liability of $211,870 at September 30, 1997.

DEFERRED COMPENSATION PLAN. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      O MAJOR SHAREHOLDERS. As of January 2, 1998, no person owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B, Class C or

Class Y shares except the following: (1) Merrill Lynch Pierce Fenner & Smith Inc. ("Merrill Lynch"), 4800 Deer Lake Drive East, 3rd Floor, Jacksonville, Florida 32246-6484, which was the record owner of 74,227.889 Class C shares (equal to 8.56% of the Class C shares then outstanding), and (2) Massachusetts Mutual Life Insurance Company ("MassMutual"), 1295 State Street, Springfield, Massachusetts 01111-0001; whose Separate Investment Account N3 was the record owner of 882,626.704 Class Y shares (equal to 100% of the Class Y shares then outstanding). The Manager has been advised that Merrill Lynch holds such Class C shares of the Fund for the benefit of its customers.


THE MANAGER AND ITS AFFILIATES. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company.

OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and two of whom (Ms. Macaskill and Mr. Spiro) serve as Trustees of the Fund.

      The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.


     o PORTFOLIO MANAGEMENT. The Portfolio Managers of the Fund are Jay W. Tracey, III and Alan Gilston, who are principally responsible for the day-to-day management of the Fund's portfolio. Messrs. Tracey and Gilston's background is described in the Prospectus under "Portfolio Managers." Other members of the Manager's Equity Portfolio Department, particularly Paul LaRocco, provide the portfolio managers with counsel and support in managing the Fund's portfolio.


     o THE INVESTMENT ADVISORY AGREEMENT. The investment advisory agreement between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.


      Expenses  not  expressly  assumed  by the  Manager  under  the  Investment
Advisory Agreement or by the Distributor under the General Distributor's Agreement are paid by the Fund. The Investment Advisory Agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. For the Fund's fiscal years ended September 30, 1995 , 1996 and 1997, the management fees paid by the Fund to the Manager were $4,952,525 , $7,334,344 and $9,305,515, respectively.


      The Investment Advisory Agreement contains no expense limitation. However, because of state regulations limiting fund expenses that previously applied, the Manager had voluntarily undertaken that the Fund's total expenses in any fiscal year (including the investment advisory fee but exclusive of taxes, interest, brokerage commissions, distribution plan payments and any extraordinary non-recurring expenses, including litigation) would not exceed the most stringent state regulatory limitation applicable to the Fund. Due to changes in federal securities laws, such state regulations no longer apply and the Manager's undertaking is therefore inapplicable and has been withdrawn. During the Fund's last fiscal year, the Fund's expenses did not exceed the most stringent state regulatory limit and the voluntary undertaking was not invoked.

      The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties thereunder, the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection with any matters to which the Agreement relates. The Investment Advisory Agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.


      o THE DISTRIBUTOR. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B, Class C and Class Y shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales (excluding payments under the Distribution and Service Plans but including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders), are borne by the Distributor. During the Fund's fiscal years ended September 30, 1995 , 1996 and 1997, the aggregate sales charges on sales of the Fund's Class A shares were $2,754,960 , $4,301,367 and $4,882,365, respectively, of which the Distributor and an affiliated broker-dealer retained in the aggregate $876,712 , $1,402,167 and $1,597,976 in those respective years. During the Fund's fiscal years ended September 30, 1995 , 1996 and 1997, the contingent deferred sales charges collected on the Fund's Class B shares totaled $85,390 , $168,972 and $488,384, respectively, all of which the Distributor retained. During the Fund's fiscal year ended September 30, 1996 and 1997, contingent deferred sales charges collected on the Fund's Class C shares totaled $2,383 and $18,559, all of which the Distributor retained. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below. No sales charges are assessed by OFDI on Class Y shares.


     o THE TRANSFER AGENT. OppenheimerFunds Services, the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

BROKERAGE POLICIES OF THE FUND

BROKERAGE PROVISIONS OF THE INVESTMENT ADVISORY AGREEMENT. One of the duties of the Manager under the Investment Advisory Agreement is to arrange the portfolio transactions for the Fund. The Investment Advisory Agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions. In doing so, the Manager is authorized by the Investment Advisory Agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

      Under the Investment Advisory Agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

DESCRIPTION OF BROKERAGE PRACTICES FOLLOWED BY THE MANAGER. Subject to the provisions of the Investment Advisory Agreement, and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market, and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Trustees has permitted the Manager to use concessions on fixed price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that (1) the trade is not from or for the broker's own inventory, (2) the trade was executed by the broker on an agency basis at the stated commission, and (3) the trade is not a riskless principal transaction.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Board of Trustees, including the "independent" Trustees of the Fund (those Trustees of the Fund who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the Investment Advisory Agreement or the Distribution Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.


      During the Fund's fiscal years ended September 30, 1995 , 1996 and 1997, total brokerage commissions paid by the Fund (not including spreads or concessions on principal transactions on a net trade basis) were $9,234,871 , $801,028 and $802,536, respectively. Of that amount, during the same period, $67,386 was paid to brokers as commissions in return for research services; the aggregate dollar amount of those transactions was $36,315,906. The transactions giving rise to those commissions were allocated in accordance with the Manager's internal allocation procedures.

PERFORMANCE OF THE FUND


TOTAL RETURN INFORMATION. As described in the Prospectus, from time to time the "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below.

      The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of each class of shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

      o AVERAGE ANNUAL TOTAL RETURNS. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

      o CUMULATIVE TOTAL RETURNS. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). For Class B shares, the payment of the applicable contingent deferred sales charge (5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter) is applied to the investment result for the period shown (unless the total return is shown at net asset value, as described below). For Class C shares, a 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.


      The "average annual total return" on an investment in Class A shares of the Fund for the one-year, five-year and ten-year periods ending September 30, 1997 were 2.88%, 17.49% and 14.66%, respectively. The cumulative "total return" on Class A shares from September 30, 1987 to September 30, 1997 was 292.62%. The average annual total returns on an investment in Class B shares of the Fund for the one-year period ended September 30, 1997 and for the period from April 1, 1994 (the inception of the Class) to September 30, 1997 were 3.33% and 16.71%, respectively. The cumulative total return on Class B shares for the period from April 1, 1994 through September 30, 1997 was 71.46%. The average annual total return on Class C shares of the Fund for the one-year period ended September 30, 1997 and for the period from October 2, 1995 (commencement of offering of the Class) to September 30, 1997 were 7.39% and 17.82%, respectively. The cumulative total return on Class C shares from the period from October 2, 1995 (inception of the Class) to September 30, 1997 was 38.69%. The Fund's Class Y shares are not subject to a sales charge. The average annual total return on an investment in Class Y shares of the Fund for the one-year period ended September 30, 1997 and for the period from June 1, 1994 (the commencement of the Class) were 9.50% and 20.42%, respectively. The cumulative total return on Class Y shares for the period from June 1, 1994 to September 30, 1997 was 85.68%.

      o TOTAL RETURNS AT NET ASSET VALUE. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The cumulative total return at net asset value of the Fund's Class A shares for the period from September 30, 1987 to September 30, 1997 was 316.57%. The average annual total returns at net asset value for Class A shares for the one, five and ten-year periods ended September 30, 1997 were 9.16%, 18.89% and 15.34%, respectively. The cumulative total return at net asset value for the Fund's Class B shares for the period from April 1, 1994 through September 30, 1997 was 74.46%. The average annual returns for Class B shares at net asset value for the one-year period ended September 30, 1997 and from April 1, 1994 to September 30, 1997 were 8.33% and 17.29%, respectively. The average annual total returns at net asset value for the Fund's Class C shares for the one-year period ended September 30, 1997 and for the period beginning October 2, 1995 (inception of the Class) through September 30, 1997 were 8.39% and 17.82%, respectively. The cumulative total return at net asset value for Class C shares for the period from October 2, 1995 through September 30, 1997 was 38.69%. The average annual total returns at net asset value for the Fund's Class Y shares for the one-year period ended September 30, 1997 and for the period beginning June 1, 1994 (inception of the Class) through September 30, 1997 were 9.50% and 20.42%, respectively. The cumulative total return at net asset value for Class Y shares for the period from June 1, 1994 through September 30, 1997 was 85.68%.


      Total return information may be useful to investors in reviewing the performance of the various classes of the Fund's shares. However, when comparing total return of an investment in the Fund with that of other alternatives, investors should understand that as the Fund is an aggressive equity fund seeking capital appreciation, its shares are subject to greater market risks and volatility than shares of funds having other investment objectives and that the Fund is designed for investors who are willing to accept greater risk of loss in the hopes of realizing greater gains.

OTHER PERFORMANCE COMPARISONS. From time to time the Fund may publish the ranking of its Class A, Class B, Class C or Class Y shares by Lipper Analytical Services, Inc. ("Lipper"), a widely- recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked against (i) all other funds, (ii) all other small company growth funds and (iii) all other growth funds in a specific size category. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.


      From time to time the Fund may publish the star ranking of the performance of its Class A, Class B , Class C or Class Y shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds, based on risk-adjusted total investment returns. The Fund is ranked among international stock funds. Investment return measures a fund's or class' one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's or class' performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in the fund's category.

Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's or class' 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40%, respectively, or its combined 3-, 5- and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception of the fund or class. Rankings are subject to change monthly.

      The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star ranking, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as the NEW YORK TIMES, which may include performance quotations from other sources, including the Lipper.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or ranking of shareholder/investor services by third parties may compare the Oppenheimer funds' services to those of other mutual fund families selected by the rating or ranking services and may be based upon the opinions of the rating or ranking service itself, based on its research or judgement, or based upon surveys of investors, brokers, shareholders or others.

DISTRIBUTION AND SERVICE PLANS

      The Fund has adopted a Service Plan for Class A shares and a Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the
Investment Company Act pursuant to which the Fund will make payments to the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. No such Plan has been adopted for Class Y shares. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plan for Class B and Class C shares, that vote was cast by the Manager as the sole initial holder of Class B and Class C shares of the Fund.

      In addition, under the Plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. None of the Plans may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the Class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission rule to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase the amount to be paid by Class A shareholders under the Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Independent Trustees.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly on the amount of all payments made pursuant to each Plan, the purpose for which payments were made and the identity of each Recipient that received any payment. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision as to any such selection or nomination is approved by a majority of the Board and the Independent Trustees.

      Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers, did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fees at the maximum rate and set no requirement for a minimum amount of assets.


     For the fiscal year ended September 30, 1997, payments under the Class A Plan totalled $2,724,209, of which $212,124 was paid to an affiliate of the Distributor. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent years. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charge, or other financial costs, or allocation of overhead by the Distributor.


       The Class B and Class C Plans allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of the shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event shares are redeemed during the first year that the shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance payment for those shares to the Distributor. Payments made under the Class B Plan during the fiscal period ended September 30,

1997 totaled $2,327,943, of which the Distributor retained $2,023,085 and paid $26,037 to an affiliated dealer. Payments made under the Class C Plan for the fiscal year ended September 30, 1997 totaled $262,815, of which the Distributor retained $195,923.


      Although the Class B Plan and the Class C Plan permit the Distributor to retain both the asset-based sales charges and the service fee, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B and the Class C Plan by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B and the Class C Plan are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

      The Class B Plan allows for the carry-forward of distribution expenses to be recovered from asset-based sales charges in subsequent fiscal periods. The Class C Plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund during that period.

      Asset-based sales charge payments are designed to permit an investor to purchase shares of the Fund without the assessment of a front-end sales load and at the same time permit the Distributor to compensate brokers and dealers in connection with the sale of Class B and Class C shares of the Fund. Such payments are made in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale, as described in the Prospectus, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans, (iii) employs personnel to support distribution of shares, and (iv) may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees.

ABOUT YOUR ACCOUNT

HOW TO BUY SHARES


ALTERNATIVE SALES ARRANGEMENTS - CLASS A, CLASS B , CLASS C AND CLASS Y Shares. The availability of four classes of shares permits the individual investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor will not accept any order for $500,000 or more of Class B shares or $1 million or more of Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead. A fourth class of shares may be purchased only by certain institutional investors; such shares are sold at net asset value per share (the "Class Y shares").


     The four classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

      The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      The  methodology  for  calculating  the net  asset  value,  dividends  and distributions of the Fund's Class A, Class B, Class C and Class Y shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to Independent Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.


DETERMINATION OF NET ASSET VALUES PER SHARE. The net asset values per share of Class A, Class B, Class C and Class Y shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The Exchange normally closes at 4:00 P.M. New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday).

 The Exchange's most

recent annual holiday schedule (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. Trading may occur in debt securities and in foreign securities when the Exchange is closed (including weekends and holidays). Because the Fund's net asset value will not be calculated at those times, if securities held in the Fund's portfolio are traded at such time, the net asset values per share of Class A, Class B and Class C shares of the Fund may be significantly affected at times when shareholders may not purchase or redeem shares.

      The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) equity securities traded on a securities exchange or on the Automated Quotation System ("NASDAQ") of the Nasdaq Stock Market, Inc. for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sale price of the preceding trading day, or closing "bid" prices that day); (ii) securities traded on a foreign securities exchange are generally valued at the last sale price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the valuation date, or at the mean between "bid" and "ask" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry; (iii) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "ask" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between "bid" and "ask" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (v) money market-type debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less , and debt instruments held by a money market fund that have a remaining maturity of 397 days or less, shall be valued at cost, adjusted for amortization of premiums and accretion of discount; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (ii), (iii) and (iv) above), the security may be priced at the mean between the "bid" and "ask" prices provided by a single active market maker (which in certain cases may be in "bid" price if no "ask" price is available).

      In the case of U.S. Government Securities and mortgage-backed securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Trustees to price U.S. Government Securities, or mortgage-backed securities for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.


      Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event is likely to effect a material change in the value of such security. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.


      Puts, calls and Futures are valued at the last sales price on the principal exchange on which they are traded, or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "ask" prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing "bid" price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between "bid" and "ask" prices obtained by the Manager from two active market makers (which in certain cases may be the "bid" price if no "ask" price is available).

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

ACCOUNTLINK. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the ACH transfer is initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

REDUCED SALES CHARGES. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor or dealer or broker incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, aunts, uncles, nieces and nephews, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse and a spouse's siblings. Relations by virtue of a remarriage (step-children, step- parents, etc.) are included.


      o THE OPPENHEIMER FUNDS. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:

Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer California Municipal Fund
Oppenheimer Intermediate Municipal Fund
Oppenheimer Insured Municipal Fund
Oppenheimer Main Street California
  Municipal Fund
Oppenheimer Florida Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Growth Fund
Oppenheimer Equity Income Fund

Oppenheimer  Multiple Strategies Fund

Oppenheimer Total Return Fund, Inc.
Oppenheimer Main Street Income & Growth
   Fund
Rochester Fund Municipals

Oppenheimer Bond Fund for Growth
Oppenheimer MidCap Fund

Limited Term New York Municipal Fund
Oppenheimer High Yield Fund
Oppenheimer Champion Income Fund
Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government
  Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund

Oppenheimer International Small Company
   Fund
Oppenheimer Real Asset Fund

Oppenheimer Enterprise Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Officers Value Fund
Oppenheimer Quest Growth & Income Value
  Fund

Oppenheimer Quest Capital Valued Fund,
   Inc.

Oppenheimer International Growth Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Value Fund

Oppenheimer Bond Fund

Oppenheimer Disciplined Allocation Fund
Oppenheimer LifeSpan Balanced Fund
Oppenheimer LifeSpan Income Fund
Oppenheimer LifeSpan Growth Fund

and the following "Money Market Funds":

Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
Centennial Money Market Trust
Centennial Tax Exempt Trust
Centennial Government Trust
Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust
Centennial America Fund, L.P.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).

      o LETTERS OF INTENT. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

     For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      o TERMS OF ESCROW THAT APPLY TO LETTERS OF INTENT.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A or B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.


ASSET BUILDER PLANS. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmission.


      There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

CANCELLATION OF PURCHASE ORDERS. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

RETIREMENT PLANS. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent deferred sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.


      The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans other than public school 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group or association has made special arrangements with the Distributor and all members of the group or association participating in or who are eligible to participate in the plan(s) purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution designated by the group. "Group retirement plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution, if that broker-dealer has made special arrangements with the Distributor enabling those plans to purchase Class A shares of the Fund at net asset value but subject to a contingent deferred sales charge.

      In addition to the discussion in the Prospectus relating to the ability of Retirement Plans to purchase Class A shares at net asset value in certain circumstances, there is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds by a Retirement Plan in the following cases:

      (i) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") and, on the date the plan sponsor signs the Merrill Lynch recordkeeping service agreement, the Retirement Plan has $3 million or more in assets invested in mutual funds other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

      (ii) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by an independent record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the Merrill Lynch record keeping service agreement, the Plan must have $3 million or more in assets, excluding assets held in money market funds, invested in Applicable Investments; or

      (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the plan sponsor signs the Merrill Lynch record keeping service agreement.

      If a Retirement Plan's records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract or alliance arrangement with Merrill Lynch, and if on the date the plan sponsor signs the Merrill Lynch record keeping service agreement the Retirement Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments, then the Retirement Plan may purchase only Class B shares of one or more of the Oppenheimer funds. Otherwise, the Retirement Plan will be permitted to purchase Class A shares of one or more of the Oppenheimer funds. Any of those Retirement Plans that currently invest in Class B shares of the Fund will have their Class B shares be converted to Class A shares of the Fund once the Plan's Applicable Investments have reached $5 million.

      Any redemptions of shares of the Fund held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch that are currently invested in Class B shares of the Fund shall not be subject to the Class B CDSC.


HOW TO SELL SHARES

     Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

      o INVOLUNTARY REDEMPTIONS. The Fund's Board of Trustees has the right to determine whether a minimum and/or maximum value should apply to accounts holding shares, to fix such values and the terms, conditions and other procedures to cause the involuntary redemption of accounts that do not satisfy such criteria.

      o PAYMENTS "IN KIND". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

REINVESTMENT PRIVILEGE. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares, or (ii) Class B shares that were subject to the Class B contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

TRANSFERS OF SHARES. Shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B and Class C contingent deferred sales charges will be followed in determining the order in which shares are transferred.

DISTRIBUTIONS FROM RETIREMENT PLANS. Requests for distributions from OppenheimerFunds- sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in
OppenheimerFunds-sponsored pension, profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

SPECIAL ARRANGEMENTS FOR REPURCHASE OF SHARES FROM DEALERS AND BROKERS. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customer prior to the time the Exchange closes (normally 4:00 P.M., but may be earlier some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.


AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How to Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular
additional  Class  A  share  purchases  while   participating  in  an  Automatic
Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans because of the imposition of the contingent deferred sales charges on such withdrawals (except where the Class B and Class C contingent deferred sales charges are waived as described in the Prospectus under "Waivers of Class B and Class C Contingent Deferred Sales Charges".)


     By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

      o AUTOMATIC EXCHANGE PLANS. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      o AUTOMATIC WITHDRAWAL PLANS. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment. It may not be desirable to purchase additional Class A shares while making automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases of Class A shares.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent and the Fund shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or ACH transfer payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

      The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend- reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the Class A shares in certificated form. Share certificates are not issued for Class B or Class C shares. Upon written request from the Planholder, the Transfer Agent will determine the number of Class A shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

     If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

HOW TO EXCHANGE SHARES


      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, Class B and Class C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust and Centennial America Fund, L.P. , which only offer Class A shares and Oppenheimer Main Street California Municipal Fund which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401 (k) plans). A current list of funds showing which funds offer which classes can be obtained by calling the Distributor at 1-800-525-7048.


      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.


      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege.

      Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds (except by Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. No contingent deferred sales charge is imposed on exchanges of shares of either class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 12 months (18 months for shares purchased prior to May 1, 1997) of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.


      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How to Buy Shares" in the Prospectus for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. SHAREHOLDERS OWNING SHARES OF MORE THAN ONE CLASS MUST SPECIFY WHETHER THEY INTEND TO EXCHANGE CLASS A, CLASS B OR CLASS C SHARES.

      The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans, Checkwriting, if available, and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

DIVIDENDS, CAPITAL GAINS AND TAXES

TAX STATUS OF THE FUND'S DIVIDENDS AND DISTRIBUTIONS. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.


      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distribution. The Fund qualified during its last fiscal year, and intends to qualify in current and future years, but reserves the right not to do so. The Internal Revenue Code contains a number of complex tests relating to such qualification , and the Fund might not meet those tests in any particular year.

      The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B , Class C and Class Y Shares," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower as a result of the asset-based sales charge on Class B and Class C shares, and Class B and Class C dividends will also differ in amount as a consequence of any difference in net asset value between the classes.


      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent to enable the investor to earn a return on otherwise idle funds.

DIVIDEND REINVESTMENT IN ANOTHER FUND. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other Oppenheimer funds may be invested in shares of this Fund on the same basis.

ADDITIONAL INFORMATION ABOUT THE FUND

THE CUSTODIAN. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances in excess of $100,000 are not protected by Federal deposit insurance. Such uninsured balances may at times be substantial.

INDEPENDENT AUDITORS. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer Discovery Fund:


We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Discovery Fund as of September 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

           We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

           In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Discovery Fund as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick

KPMG Peat Marwick LLP


Denver, Colorado
October 21, 1997

--------------------------------------------------------------------------------
Statement of Investments  September 30, 1997
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                           Market Value
                                              Shares       See Note 1
--------------------------------------------------------------------------------
Common Stocks--84.9%
--------------------------------------------------------------------------------
Basic Materials--0.1%
--------------------------------------------------------------------------------
Chemicals--0.1%
AMCOL International Corp.                     7,500     $    155,625
--------------------------------------------------------------------------------
Minerals Technologies, Inc.                  23,200        1,033,850
                                                        -------------
                                                           1,189,475
--------------------------------------------------------------------------------
Consumer Cyclicals--13.6%
--------------------------------------------------------------------------------
Autos & Housing--1.9%
Budget Group, Inc., Cl. A(1)                250,000        8,250,000
--------------------------------------------------------------------------------
Fairfield Communities, Inc.(1)              450,000       16,903,125
--------------------------------------------------------------------------------
Wilmar Industries, Inc.(1)                  280,000        7,560,000
                                                        -------------
                                                          32,713,125
--------------------------------------------------------------------------------
Leisure & Entertainment--4.2%
Action Performance Cos., Inc.(1)            320,000        9,320,000
--------------------------------------------------------------------------------
Applebee's International, Inc.              250,000        6,250,000
--------------------------------------------------------------------------------
Cinar Films, Inc., Cl. B(1)                 465,000       17,728,125
--------------------------------------------------------------------------------
CKE Restaurants, Inc.                       368,300       15,468,600
--------------------------------------------------------------------------------
Coach USA, Inc.(1)                          300,000        9,018,750
--------------------------------------------------------------------------------
Signature Resorts, Inc.(1)                  220,000       10,450,000
--------------------------------------------------------------------------------
Silver Diner, Inc.(1)(2)(3)                 700,000        1,413,125
--------------------------------------------------------------------------------
Sodak Gaming, Inc.(1)                       200,000        2,825,000
                                                        -------------
                                                          72,473,600
--------------------------------------------------------------------------------
Media--1.9%
Applied Graphics Technologies, Inc.(1)      250,000       14,062,500
--------------------------------------------------------------------------------
Heftel Broadcasting Corp., A Shares(1)      200,000       15,150,000
--------------------------------------------------------------------------------
Scientific Games Holdings Corp.(1)          200,000        4,350,000
                                                        -------------
                                                          33,562,500
--------------------------------------------------------------------------------
Retail: General--1.2%
North Face, Inc. (The)(1)                   300,000        8,062,500
--------------------------------------------------------------------------------
Wolverine World Wide, Inc.                  489,750       12,366,187
                                                        -------------
                                                          20,428,687
--------------------------------------------------------------------------------
Retail: Specialty--4.4%
Central Garden & Pet Co.(1)                 300,000        9,225,000
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc.(1)     300,000        4,350,000
--------------------------------------------------------------------------------
dELiA*s, Inc.(1)                            175,000        3,915,625
--------------------------------------------------------------------------------
Heilig-Meyers Co.                           360,000        5,535,000
--------------------------------------------------------------------------------
Linens 'N Things, Inc.(1)                   342,800       11,483,800





--------------------------------------------------------------------------------
                                                                  Market Value
                                                     Shares       See Note 1
--------------------------------------------------------------------------------
Retail: Specialty (continued)
Marks Bros. Jewelers, Inc.(1)                       200,000    $  2,800,000
--------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A(1)           300,000      13,800,000
--------------------------------------------------------------------------------
Petco Animal Supplies, Inc.(1)                      530,000      16,628,750
--------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                500,000       8,968,750
                                                               -------------
                                                                 76,706,925
--------------------------------------------------------------------------------
Consumer Non-Cyclicals--18.2%
--------------------------------------------------------------------------------
Beverages--0.2%
Celestial Seasonings, Inc.(1)                       105,000       3,255,000
--------------------------------------------------------------------------------
Food--1.2%
JP Foodservice, Inc.(1)                             500,000      15,750,000
--------------------------------------------------------------------------------
Richfood Holdings, Inc.                             200,000       5,187,500
                                                               -------------
                                                                 20,937,500
--------------------------------------------------------------------------------
Healthcare/Drugs--3.8%
Applied Analytical Industries, Inc.(1)              180,000       3,645,000
--------------------------------------------------------------------------------
Biocompatibles International plc(1)                 498,044       5,149,064
--------------------------------------------------------------------------------
Dura Pharmaceuticals, Inc.(1)                       250,000      10,906,250
--------------------------------------------------------------------------------
Ethical Holdings plc, Sponsored ADR(1)              500,000       2,281,250
--------------------------------------------------------------------------------
Global Pharmaceutical Corp.(1)                      195,800       1,150,325
--------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.(1)                     125,000      10,500,000
--------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(1)                        240,000       8,580,000
--------------------------------------------------------------------------------
Roberts Pharmaceutical Corp.(1)                     100,000       1,087,500
--------------------------------------------------------------------------------
Transkaryotic Therapies, Inc.(1)                    200,000       7,850,000
--------------------------------------------------------------------------------
Vivus, Inc.(1)                                      300,000      11,250,000
--------------------------------------------------------------------------------
Warner Chilcott Laboratories, Sponsored ADR(1)      230,000       4,082,500
                                                               -------------
                                                                 66,481,889
--------------------------------------------------------------------------------
Healthcare/Supplies & Services--13.0%
AmeriSource Health Corp., Cl. A(1)                  330,000      19,284,375
--------------------------------------------------------------------------------
Arterial Vascular Engineering, Inc.(1)              150,000       8,325,000
--------------------------------------------------------------------------------
Capstone Pharmacy Services, Inc.(1)                 300,000       3,618,750
--------------------------------------------------------------------------------
Concentra Managed Care, Inc.(1)                     350,000      12,359,375
--------------------------------------------------------------------------------
Covance, Inc.(1)                                    500,000      10,812,500
--------------------------------------------------------------------------------
EndoSonics Corp.                                    152,500       2,239,844
--------------------------------------------------------------------------------
EP MedSystems, Inc.(1)(3)                           400,000       1,200,000
--------------------------------------------------------------------------------
ESC Medical Systems Ltd.(1)                         250,000       9,406,250
--------------------------------------------------------------------------------
FPA Medical Management, Inc.(1)                     350,000      12,031,250
--------------------------------------------------------------------------------
Gulf South Medical Supply, Inc.(1)                  300,000       8,025,000
--------------------------------------------------------------------------------
Healthcare Recoveries, Inc.(1)                      300,000       6,750,000
--------------------------------------------------------------------------------
Henry Schein, Inc.(1)                               200,000       7,150,000




--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                            Shares       See Note 1
--------------------------------------------------------------------------------
Healthcare/Supplies & Services (continued)
HumaScan, Inc.(1)(3)                      584,500     $   5,991,125
--------------------------------------------------------------------------------
Invacare Corp.                            168,000         3,948,000
--------------------------------------------------------------------------------
Lincare Holdings, Inc.(1)                 180,000         9,078,750
--------------------------------------------------------------------------------
Norland Medical Systems, Inc.(1)(3)       480,000         4,260,000
--------------------------------------------------------------------------------
Omnicare, Inc.                            300,000         9,750,000
--------------------------------------------------------------------------------
Parexel International Corp.(1)            452,800        17,885,600
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(1)          300,000        13,237,500
--------------------------------------------------------------------------------
PhyCor, Inc.(1)                            50,000         1,453,125
--------------------------------------------------------------------------------
Renal Care Group, Inc.(1)                 225,000         8,100,000
--------------------------------------------------------------------------------
Rural/Metro Corp.(1)                      118,200         3,605,100
--------------------------------------------------------------------------------
Sabratek Corp.(1)                         200,000         7,275,000
--------------------------------------------------------------------------------
Serologicals Corp.(1)                     550,000        12,512,500
--------------------------------------------------------------------------------
Superior Consultant Holdings Corp.(1)     200,000         6,700,000
--------------------------------------------------------------------------------
Total Renal Care Holdings, Inc.(1)        300,000        15,000,000
--------------------------------------------------------------------------------
Ventana Medical Systems, Inc.(1)          425,000         6,853,125
                                                      --------------
                                                        226,852,169
--------------------------------------------------------------------------------
Energy--6.5%
--------------------------------------------------------------------------------
Energy Services & Producers--6.5%
Brown (Tom), Inc.(1)                      350,000         8,662,500
--------------------------------------------------------------------------------
Core Laboratories NV(1)                   200,000         7,000,000
--------------------------------------------------------------------------------
Cross Timbers Oil Co.                     350,000         8,531,250
--------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.           200,000        11,037,500
--------------------------------------------------------------------------------
EVI, Inc.(1)                              325,000        20,800,000
--------------------------------------------------------------------------------
Falcon Drilling Co., Inc.(1)              320,000        11,300,000
--------------------------------------------------------------------------------
FX Energy, Inc.(1)                        500,000         3,265,625
--------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                290,000        11,291,875
--------------------------------------------------------------------------------
Newfield Exploration Co.(1)               200,000         5,612,500
--------------------------------------------------------------------------------
St. Mary Land & Exploration Co.           267,000        12,115,125
--------------------------------------------------------------------------------
Stolt Comex Seaway SA(1)                  207,000        12,950,437
                                                      --------------
                                                        112,566,812
--------------------------------------------------------------------------------
Financial--5.3%
--------------------------------------------------------------------------------
Banks--1.1%
Ocwen Financial Corp.(1)                   83,500         3,517,437
--------------------------------------------------------------------------------
TCF Financial Corp.                       256,278        14,976,246
                                                      --------------
                                                         18,493,683
--------------------------------------------------------------------------------
Diversified Financial--2.1%
First Alliance Corp.(1)                   200,000         6,300,000
--------------------------------------------------------------------------------
FIRSTPLUS Financial Group, Inc.(1)        150,000         8,418,750






--------------------------------------------------------------------------------
                                                                Market Value
                                                   Shares       See Note 1
--------------------------------------------------------------------------------
Diversified Financial (continued)
Investors Financial Services Corp.               285,800     $ 11,789,250
--------------------------------------------------------------------------------
Renters Choice, Inc.(1)                          400,000        9,087,500
--------------------------------------------------------------------------------
Rockford Industries, Inc.(1)                     100,900        1,059,450
                                                             -------------
                                                               36,654,950
--------------------------------------------------------------------------------
Insurance--2.1%
CapMAC Holdings, Inc.                            550,000       17,771,875
--------------------------------------------------------------------------------
Executive Risk, Inc.                             280,000       19,145,000
--------------------------------------------------------------------------------
Penn-America Group, Inc.                          10,000          202,500
                                                             -------------
                                                               37,119,375
--------------------------------------------------------------------------------
Industrial--18.3%
Electrical Equipment--0.2%
--------------------------------------------------------------------------------
Vishay Intertechnology, Inc.                     165,000        4,362,187
--------------------------------------------------------------------------------
Industrial Services--15.0%
Abacus Direct Corp.(1)                           300,000        9,637,500
--------------------------------------------------------------------------------
ABR Information Services, Inc.(1)                170,000        4,696,250
--------------------------------------------------------------------------------
Acxiom Corp.(1)                                  400,000        6,975,000
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A(1)     450,000       11,137,500
--------------------------------------------------------------------------------
Alternative Resources Corp.(1)                   142,000        3,354,750
--------------------------------------------------------------------------------
American Business Information, Inc.(1)           200,000        5,425,000
--------------------------------------------------------------------------------
Barnett, Inc.(1)                                 250,000        5,312,500
--------------------------------------------------------------------------------
Calgon Carbon Corp.                              100,000        1,306,250
--------------------------------------------------------------------------------
CIBER, Inc.(1)                                   300,000       14,175,000
--------------------------------------------------------------------------------
CORT Business Services Corp.(1)                  550,000       21,965,625
--------------------------------------------------------------------------------
Culligan Water Technologies, Inc.(1)             200,000        9,200,000
--------------------------------------------------------------------------------
Cuno, Inc.(1)                                     25,000          434,375
--------------------------------------------------------------------------------
Daisytek International Corp.(1)                  275,000       12,031,250
--------------------------------------------------------------------------------
Eagle USA Airfreight, Inc.(1)                    350,000       11,725,000
--------------------------------------------------------------------------------
Hub Group, Inc., Cl. A(1)                        280,000       10,395,000
--------------------------------------------------------------------------------
IntelliQuest Information Group, Inc.(1)(3)       490,000       10,290,000
--------------------------------------------------------------------------------
Leap Group, Inc. (The)(1)                        322,900          827,431
--------------------------------------------------------------------------------
Maximus, Inc.(1)                                 200,000        5,787,500
--------------------------------------------------------------------------------
May & Speh, Inc.(1)                              395,000        5,480,625
--------------------------------------------------------------------------------
Metzler Group, Inc.(1)                           200,000        8,025,000
--------------------------------------------------------------------------------
NCO Group, Inc.(1)                               150,000        5,550,000
--------------------------------------------------------------------------------
Newpark Resources, Inc.(1)                       286,600       11,266,962
--------------------------------------------------------------------------------
Pierce Leahy Corp.(1)                            200,000        5,425,000
--------------------------------------------------------------------------------
Precision Response Corp.(1)                      137,200        1,063,300
--------------------------------------------------------------------------------
Registry, Inc.(1)                                250,000       11,531,250




--------------------------------------------------------------------------------
Statement of Investments  September 30, 1997
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                  Market Value
                                                     Shares       See Note 1
--------------------------------------------------------------------------------
Industrial Services (continued)
Rental Service Corp.(1)                            500,000     $  11,218,750
--------------------------------------------------------------------------------
Service Experts, Inc.(1)                           310,000         8,389,375
--------------------------------------------------------------------------------
SITEL Corp.(1)                                     275,000         2,887,500
--------------------------------------------------------------------------------
StaffMark, Inc.(1)                                 117,500         4,479,687
--------------------------------------------------------------------------------
Stericycle, Inc.(1)                                400,000         3,800,000
--------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A(1)     230,000         9,343,750
--------------------------------------------------------------------------------
U.S. Rentals, Inc.(1)                              250,000         6,578,125
--------------------------------------------------------------------------------
USA Waste Services, Inc.(1)                        365,000        14,554,375
--------------------------------------------------------------------------------
Wackenhut Corrections Corp.(1)                      48,000         1,488,000
--------------------------------------------------------------------------------
West TeleServices Corp.(1)                         400,000         6,000,000
                                                               --------------
                                                                 261,757,630
--------------------------------------------------------------------------------
Manufacturing--2.4%
Ballantyne of Omaha, Inc.(1)                       200,000         3,850,000
--------------------------------------------------------------------------------
Chicago Miniature Lamp, Inc.(1)                    300,000         9,975,000
--------------------------------------------------------------------------------
PRI Automation, Inc.(1)                            250,000        14,625,000
--------------------------------------------------------------------------------
U.S. Filter Corp.(1)                               300,000        12,918,750
                                                               --------------
                                                                  41,368,750
--------------------------------------------------------------------------------
Transportation--0.7%
Genesee & Wyoming, Inc., Cl. A(1)                  217,400         6,875,275
--------------------------------------------------------------------------------
Swift Transportation Co., Inc.(1)                  200,000         6,325,000
                                                               --------------
                                                                  13,200,275
--------------------------------------------------------------------------------
Technology--19.3%
--------------------------------------------------------------------------------
Computer Hardware--1.1%
Auspex Systems, Inc.(1)                            235,000         2,908,125
--------------------------------------------------------------------------------
MicroTouch Systems, Inc.(1)                        305,000         8,501,875
--------------------------------------------------------------------------------
Network Appliance, Inc.(1)                         137,500         7,459,375
                                                               --------------
                                                                  18,869,375
--------------------------------------------------------------------------------
Computer Software--11.9%
Aspen Technologies, Inc.(1)                        396,700        13,934,088
--------------------------------------------------------------------------------
BEA Systems, Inc.(1)                               192,500         3,440,938
--------------------------------------------------------------------------------
Cambridge Technology Partners, Inc.(1)             250,000         8,953,125
--------------------------------------------------------------------------------
Check Point Software Technologies Ltd.(1)          100,000         3,100,000
--------------------------------------------------------------------------------
Documentum, Inc.(1)                                250,000         8,312,500
--------------------------------------------------------------------------------
Dr. Solomon's Group plc, ADR(1)                    200,000         5,075,000
--------------------------------------------------------------------------------
Engineering Animation, Inc.(1)                     127,600         4,864,750
--------------------------------------------------------------------------------
Global DirectMail Corp.(1)                         320,000         7,160,000
--------------------------------------------------------------------------------
Harbinger Corp.(1)                                 179,400         6,525,675







--------------------------------------------------------------------------------
                                                                 Market Value
                                                    Shares       See Note 1
--------------------------------------------------------------------------------
Computer Software (continued)
HBO & Co.                                         160,000     $   6,040,000
--------------------------------------------------------------------------------
Infinity Financial Technology, Inc.(1)            150,000         1,912,500
--------------------------------------------------------------------------------
Integrated Measurement Systems, Inc.(1)           350,000         6,300,000
--------------------------------------------------------------------------------
IONA Technologies plc, ADR(1)                     300,000         4,162,500
--------------------------------------------------------------------------------
J.D. Edwards & Co.(1)                              80,000         2,680,000
--------------------------------------------------------------------------------
JDA Software Group, Inc.(1)                       300,000        10,950,000
--------------------------------------------------------------------------------
National Instruments Corp.(1)                     455,000        21,100,625
--------------------------------------------------------------------------------
Network General Corp.(1)                          325,000         6,296,875
--------------------------------------------------------------------------------
Progress Software Corp.(1)                        140,000         3,132,500
--------------------------------------------------------------------------------
Rogue Wave Software, Inc.(1)                      250,000         3,437,500
--------------------------------------------------------------------------------
Saville Systems Ireland plc, Sponsored ADR(1)     300,000        21,075,000
--------------------------------------------------------------------------------
Siebel Systems, Inc.(1)                           150,000         6,384,375
--------------------------------------------------------------------------------
SPSS, Inc.(1)(3)                                  412,500        11,807,813
--------------------------------------------------------------------------------
Viasoft, Inc.(1)                                   74,000         3,663,000
--------------------------------------------------------------------------------
Visigenic Software, Inc.(1)                       379,600         2,704,650
--------------------------------------------------------------------------------
Visio Corp.(1)                                    600,000        25,050,000
--------------------------------------------------------------------------------
Zebra Technologies Corp., Cl. A(1)                250,000         8,937,500
                                                              --------------
                                                                207,000,914
--------------------------------------------------------------------------------
Electronics--2.8%
Advanced Technology Materials, Inc.(1)            400,000        14,700,000
--------------------------------------------------------------------------------
Lernout & Hauspie Speech Products NV(1)           107,500         4,703,125
--------------------------------------------------------------------------------
Pittway Corp., Cl. A                              300,000        19,481,250
--------------------------------------------------------------------------------
Sawtek, Inc.(1)                                   200,000         9,250,000
                                                              --------------
                                                                 48,134,375
--------------------------------------------------------------------------------
Telecommunications-Technology--3.5%
Comverse Technology, Inc.(1)                      400,000        21,100,000
--------------------------------------------------------------------------------
General Cable Corp.(1)                            350,000        12,425,000
--------------------------------------------------------------------------------
ICG Communications, Inc.(1)(2)                    272,500         6,342,438
--------------------------------------------------------------------------------
Lightbridge, Inc.(1)                              550,000         8,937,500
--------------------------------------------------------------------------------
MRV Communications, Inc.(1)                        65,000         2,372,500
--------------------------------------------------------------------------------
Teledata Communications Ltd.(1)                   200,000         9,025,000
                                                              --------------
                                                                 60,202,438
--------------------------------------------------------------------------------
Utilities--3.6%
--------------------------------------------------------------------------------
Gas Utilities--0.1%
Cabot Oil & Gas Corp., Cl. A                      108,400         2,499,975
--------------------------------------------------------------------------------
Telephone Utilities--3.5%
ACC Corp.(1)                                      200,000         6,575,000
--------------------------------------------------------------------------------
ICG Communications, Inc.(1)                       150,000         3,675,000

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                             Market Value
                                                                  Shares     See Note 1
-------------------------------------------------------------------------------------------
Telephone Utilities (continued)
IXC Communications, Inc.(1)                                        130,000   $    4,127,500
-------------------------------------------------------------------------------------------
LCI International, Inc.(1)                                         200,000        5,325,000
-------------------------------------------------------------------------------------------
McLeodUSA, Inc., Cl. A(1)                                          120,000        4,732,500
-------------------------------------------------------------------------------------------
Metrocall, Inc.(1)                                                 400,000        2,950,000
-------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., Cl. A(1)                            150,000        3,600,000
-------------------------------------------------------------------------------------------
Qwest Communications International, Inc.(1)                        200,000        9,225,000
-------------------------------------------------------------------------------------------
Star Telecommunications, Inc.(1)                                   175,000        4,025,000
-------------------------------------------------------------------------------------------
Tel-Save Holdings, Inc.(1)                                         500,000       12,031,250
-------------------------------------------------------------------------------------------
Telegroup, Inc.(1)                                                 400,000        4,200,000
                                                                             ----------------
                                                                                 60,466,250
                                                                             ----------------
Total Common Stocks (Cost $962,781,544)                                       1,477,297,859
-------------------------------------------------------------------------------------------
Preferred Stocks--0.9%
-------------------------------------------------------------------------------------------
AirNet Communications Corp., Series C(1)(2)                        250,000          250,000
Candescent Technologies Corp., $2.50 Cv., Series D(1)(2)         1,200,000        7,380,000
-------------------------------------------------------------------------------------------
Candescent Technologies Corp., Series E, Preferred Stock(1)(2)     800,000        5,768,000
-------------------------------------------------------------------------------------------
Candescent Technologies Corp., Series F, Preferred Stock(1)(2)     200,000        1,500,000
                                                                             ----------------
Total Preferred Stocks (Cost $10,400,000)                                        14,898,000


                                                                       Units
                                                                      --------
Rights, Warrants and Certificates--0.0%
-----------------------------------------------------------------------------------
PerSeptive Biosystems, Inc., Cl. A Wts., Exp. 12/97 (Cost $261,332)   40,110     --


                                                                             Face
                                                                             Amount
--------------------------------------------------------------------------------------------------------
Convertible Corporate Bonds and Notes--0.5%
--------------------------------------------------------------------------------------------------------
American Retirement Corp., 5.75% Cv. Sub. Debs., 10/1/02                    $ 2,280,000        2,294,250
--------------------------------------------------------------------------------------------------------
Physicians Clinical Laboratory, Inc., 7.50% Cv. Sub. Debs., 8/15/00(2)(6)     4,000,000           40,000
--------------------------------------------------------------------------------------------------------
Sunrise Assisted Living, Inc., 5.50% Cv. Nts., 6/15/02(7)                     5,059,000        6,077,124
                                                                                          ---------------
Total Convertible Corporate Bonds and Notes (Cost $11,536,154)                                 8,411,374


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Short-Term Notes--5.7%
--------------------------------------------------------------------------------
CIESCO, LP, 5.54%, 10/16/97(8)                      50,000,000       49,885,209
--------------------------------------------------------------------------------
General Electric Capital Corp., 5.53%, 10/6/97(8)   50,000,000       49,961,736
                                                                 ---------------
Total Short-Term Notes (Cost $99,846,945)                            99,846,945

--------------------------------------------------------------------------------

                                                                Face                Market Value
                                                                Amount              See Note 1
--------------------------------------------------------------------------------------------------
Repurchase Agreements--8.3%
==================================================================================================
Repurchase  agreement with Goldman,  Sachs & Co., 6.125%,  dated 9/30/97,  to be repurchased at $145,024,670 on 10/1/97,  collateralized  by U.S.  Treasury Nts.,
5.125%-9.125%, 11/15/98-
9/30/99, with a value of $148,064,127 (Cost $145,000,000)        $ 145,000,000     $  145,000,000
--------------------------------------------------------------   -------------     --------------
Total Investments, at Value (Cost $1,229,825,975)                        100.3%     1,745,454,178
--------------------------------------------------------------   -------------     --------------
Liabilities in Excess of Other Assets                                     (0.3)        (5,715,013)
                                                                 -------------     --------------
Net Assets                                                               100.0%    $1,739,739,165
                                                                 =============     ==============

1. Non-income producing security.

2. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 1997. The aggregate fair value of securities of affiliated companies as of September 30, 1997 amounts to $34,962,063. Transactions during the period in which the issuer was an affiliate are as follows:



                                         Shares             Gross         Gross          Shares
                                         Sept. 30, 1996     Additions     Reductions     Sept. 30, 1997
--------------------------------------------------------------------------------------------------------
Alrenco, Inc.                                440,000          90,000        530,000             --
--------------------------------------------------------------------------------------------------------
Belmont Homes, Inc.                          600,000              --        600,000             --
--------------------------------------------------------------------------------------------------------
Dailey Petroluem Services Corp.              300,000              --        300,000             --
--------------------------------------------------------------------------------------------------------
Dynamex, Inc.                                400,000              --        400,000             --
--------------------------------------------------------------------------------------------------------
EP Medsystems, Inc.                          400,000              --             --        400,000
--------------------------------------------------------------------------------------------------------
HumaScan, Inc.                               600,000              --         15,500        584,500
--------------------------------------------------------------------------------------------------------
Inference Corp., Cl. A                       360,000              --        360,000             --
--------------------------------------------------------------------------------------------------------
IntelliQuest Information Group, Inc.              --         490,000             --        490,000
--------------------------------------------------------------------------------------------------------
Norland Medical Systems, Inc.                480,000              --             --        480,000
--------------------------------------------------------------------------------------------------------
Rockford Industries, Inc.(4)                 350,000         150,000        399,100        100,900
--------------------------------------------------------------------------------------------------------
SPSS, Inc.(5)                                330,000         110,000         27,500        412,500
--------------------------------------------------------------------------------------------------------
Silver Diner, Inc.                           700,000              --             --        700,000
--------------------------------------------------------------------------------------------------------
3-D Geophysical, Inc.                        380,000              --        380,000             --

4. Not an affiliate as of September 30, 1997.

5. Not an affiliate as of September 30, 1996.

6. Non-income producing--issuer is in default of interest payment.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,077,124 or 0.35% of the Fund's net assets, at September 30, 1997.

8. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  September 30, 1997
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
Assets
Investments, at value--see accompanying statement:
Unaffiliated companies (cost $1,197,058,620)                              $1,709,432,665
Affiliated companies (cost $32,767,355)                                       36,021,513
--------------------------------------------------------------------      --------------
Cash                                                                             396,317
--------------------------------------------------------------------      --------------
Receivables:
Investments sold                                                              29,420,257
Shares of beneficial interest sold                                             3,303,242
Interest and dividends                                                           174,440
--------------------------------------------------------------------      --------------
Other                                                                             50,241
                                                                          --------------
Total assets                                                               1,778,798,675
----------------------------------------------------------------------------------------
Liabilities Payables and other liabilities:
Investments purchased                                                         34,189,978
Shares of beneficial interest redeemed                                         2,969,889
Distribution and service plan fees                                               956,393
Shareholder reports                                                              329,983
Trustees' fees--Note 1                                                           214,081
Transfer and shareholder servicing agent fees                                    103,175
Other                                                                            296,011
                                                                          --------------
Total liabilities                                                             39,059,510
----------------------------------------------------------------------------------------
Net Assets                                                                $1,739,739,165
----------------------------------------------------------------------------------------
Composition of Net Assets
Paid-in capital                                                           $1,196,345,462
--------------------------------------------------------------------      --------------
Accumulated net investment loss                                                 (939,479)
--------------------------------------------------------------------      --------------
Accumulated net realized gain on investment transactions                      28,704,979
--------------------------------------------------------------------      --------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                            515,628,203
                                                                          --------------
Net assets                                                                $1,739,739,165
                                                                          ==============

------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,330,171,707 and 25,717,588 shares of beneficial interest outstanding)            $51.72
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                            $54.88
------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering  price per share (based on net assets of  $322,735,637  and
6,435,822 shares of beneficial interest outstanding) $50.15
------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and  offering  price per share (based on net assets of  $41,720,225  and
820,376 shares of beneficial interest outstanding) $50.86
------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value,  redemption  price and  offering  price per share (based on net assets of  $45,111,596  and 864,761 shares of beneficial  interest  outstanding)
$52.17

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended September 30, 1997
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
Investment Income
Interest                                                                   $ 14,086,279
----------------------------------------------------------------------------------------
Dividends                                                                       665,221
                                                                           ------------
Total income                                                                 14,751,500
----------------------------------------------------------------------------------------
Expenses
Management fees--Note 4                                                       9,305,515
----------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                       2,724,209
Class B                                                                       2,327,943
Class C                                                                         262,815
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                                       2,712,192
Class B                                                                         562,125
Class C                                                                          58,344
Class Y                                                                         42,539
----------------------------------------------------------------------------------------
Shareholder reports                                                             711,765
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                      82,347
----------------------------------------------------------------------------------------
Registration and filing fees                                                     81,772
----------------------------------------------------------------------------------------
Trustees' fees and expenses--Note 1                                              68,371
----------------------------------------------------------------------------------------
Legal and auditing fees                                                          44,030
----------------------------------------------------------------------------------------
Insurance expenses                                                               19,699
----------------------------------------------------------------------------------------
Other                                                                            69,446
                                                                           ------------
Total expenses                                                               19,073,112
----------------------------------------------------------------------------------------
Net Investment Loss                                                          (4,321,612)

----------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
 Unaffiliated companies                                                      28,202,538
 Affiliated companies                                                        (3,793,399)
Closing of futures contracts                                                 11,150,835
Foreign currency transactions                                                      (742)
                                                                           ------------
Net realized gain                                                            35,559,232
----------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                 125,255,268
Translation of assets and liabilities denominated in foreign currencies         (50,986)
                                                                           ------------
Net change                                                                  125,204,282
                                                                           ------------
Net realized and unrealized gain                                            160,763,514

----------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                       $156,441,902
                                                                           ============

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                      Year Ended September 30,
                                                                 1997               1996
---------------------------------------------------------------------------------------------------
Operations
Net investment loss                                               $   (4,321,612)    $   (4,391,298)
---------------------------------------------------------------------------------------------------
Net realized gain                                                     35,559,232         92,875,503
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                125,204,282        178,297,200
                                                                  --------------     --------------
Net increase in net assets resulting from operations                 156,441,902        266,781,405

---------------------------------------------------------------------------------------------------
Dividends and  Distributions  to  Shareholders  Distributions  from net realized gain:
Class A                                                              (80,609,827)       (65,845,405)
Class B                                                              (15,203,908)        (7,032,331)
Class C                                                               (1,451,890)          (197,246)
Class Y                                                               (2,352,509)          (965,392)

---------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions--Note
2:
Class A                                                              135,425,471        196,657,756
Class B                                                              112,330,605         96,461,672
Class C                                                               20,931,283         15,930,604
Class Y                                                               11,373,727         18,542,687

---------------------------------------------------------------------------------------------------
Net Assets
Total increase                                                       336,884,854        520,333,750
---------------------------------------------------------------------------------------------------
Beginning of period                                                1,402,854,311        882,520,561
                                                                  --------------     --------------
End of period (including accumulated net investment losses
of $939,479 and $624,556, respectively)                           $1,739,739,165     $1,402,854,311
                                                                  ==============     ==============

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                                                Class A
                                            --------------------------------------------------------------------------------
                                                                        Year Ended September 30,
                                            1997              1996              1995              1994           1993
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data:
Net asset value, beginning of period              $51.19            $43.65           $35.81           $39.90       $27.62
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        (.08)             (.13)              --             (.11)        (.13)
Net realized and unrealized gain (loss)             4.12             11.26             9.46            (2.98)       12.41
                                              ------------      ------------       --------        -----------   -----------
Total income (loss) from investment
operations                                          4.04             11.13             9.46            (3.09)       12.28
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net
realized gain                                      (3.51)            (3.59)           (1.62)           (1.00)          --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $51.72            $51.19           $43.65           $35.81       $39.90
                                              ============      ============       ========        ===========   ===========
----------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(4)                 9.16%            27.76%           28.03%           (7.91)%      44.46%
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)                                $1,330,172        $1,160,087         $798,065         $613,740     $587,057
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $1,119,302        $  937,563         $650,903         $588,642     $451,016
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                       (0.17)%           (0.32)%           0.00%           (0.34)%      (0.54)%
Expenses                                            1.22%             1.22%            1.33%            1.32%        1.27%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                          68.7%             79.7%           105.9%            83.3%        85.2%
Average brokerage commission rate(7)             $0.0600           $0.0577               --               --           --

1. For the period from June 1, 1994  (inception  of offering)  to September  30,
1994.

2. For the period from October 2, 1995 (inception of offering) to September 30, 1996.

3. For the period from April 1, 1994 (inception of offering) to September 30, 1994.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

5. Annualized.

                         Class B                                       Class C
---------------------------------------------------------- -------------------------------
Year Ended September 30,                                   Year Ended September 30,
1997         1996         1995         1994(3)             1997        1996(2)
------------------------------------------------------------------------------------------
    $50.10     $43.11      $35.65       $35.65                $50.73        $43.20
------------------------------------------------------------------------------------

      (.23)      (.23)       (.21)         .03                  (.26)         (.21)
      3.79      10.81        9.29         (.03)                 3.90         11.33
  ---------- ------------ ------------ -------------       ----------- -------------
      3.56      10.58        9.08           --                  3.64         11.12
------------------------------------------------------------------------------------
     (3.51)     (3.59)      (1.62)          --                 (3.51)        (3.59)
------------------------------------------------------------------------------------
    $50.15     $50.10      $43.11       $35.65                $50.86        $50.73
  ========== ============ ============ =============       =========== =============
------------------------------------------------------------------------------------
      8.33%     26.77%      27.04%       (1.93)%                8.39%        27.96%
  $322,736   $193,637     $75,062      $26,491               $41,720       $17,512
------------------------------------------------------------------------------------
  $233,172   $119,895     $43,301      $12,435               $26,361       $ 7,109
------------------------------------------------------------------------------------
     (0.93)%    (1.06)%     (0.78)%      (1.06)%(5)            (0.92)%       (1.00)%(5)
      1.97%      1.99%       2.11%        2.36%(5)              1.94%         2.03%(5)
------------------------------------------------------------------------------------
      68.7%      79.7%      105.9%        83.3%                 68.7%         79.7%
   $0.0600    $0.0577          --           --               $0.0600       $0.0577



Class Y
---------------------------------------------------------------------
   Year Ended September 30,
   1997        1996         1995        1994(1)
---------------------------------------------------
    $51.44     $43.74     $35.81        $34.89
---------------------------------------------------

       .02       (.02)      (.10)          .11
      4.22      11.31       9.65           .81
   -------   ------------ ---------   -------------
      4.24      11.29       9.55           .92
---------------------------------------------------
     (3.51)     (3.59)     (1.62)           --
   -------   ------------ ---------   -------------
    $52.17     $51.44     $43.74        $35.81
   =======   ============ =========   =============
---------------------------------------------------
      9.50%     28.09%     28.28%         3.20%
---------------------------------------------------
   $45,112    $31,619     $9,394          $194
---------------------------------------------------
   $34,811    $18,563     $3,190           $39
---------------------------------------------------
      0.15%     (0.04)%     0.03%        (0.13)%(5)
      0.89%      0.99%      1.26%         1.41%(5)
---------------------------------------------------
      68.7%      79.7%     105.9%         83.3%
   $0.0600    $0.0577        --              --

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1997 were $1,034,041,777 and $801,420,976, respectively.

7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
 Notes to Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Discovery Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation; current income is not an objective. In seeking its objective, the Fund emphasizes investments in securities of "growth-type" companies, including common stocks, preferred stocks, convertible securities, rights, warrants and options. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, and Gains and Losses. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Trustees' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 1997, a provision of $25,631 was made for the Fund's projected benefit obligations, and payments of $10,708 were made to retired trustees, resulting in an accumulated liability of $211,870 at September 30, 1997.
--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies (continued)

Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

              The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended September 30, 1997, amounts have been reclassified to reflect a decrease in accumulated net investment loss of $4,006,689, an increase in accumulated net realized gain on investments of $2,716,676, and a decrease in paid-in capital of $6,723,365.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                      Year Ended September 30, 1997      Year Ended September 30, 1996(1)
                      -----------------------------      ----------------------------------
                              Shares           Amount              Shares      Amount
-------------------------------------------------------------------------------------------
Class A:
Sold                          11,525,612    $  516,255,667    12,519,702    $  569,002,600
Distributions reinvested       1,804,573        78,737,385     1,596,700        64,139,185
Redeemed                     (10,273,804)     (459,567,581)   (9,738,312)     (436,484,029)
                            ------------    --------------    -----------   --------------
Net increase                   3,056,381    $  135,425,471     4,378,090    $  196,657,756
                            ============    ==============    ===========   ==============

------------------------------------------------------------------------------------------
Class B:
Sold                           4,023,759    $  175,948,220     2,852,250    $  129,720,421
Distributions reinvested         348,742        14,842,538       172,972         6,841,003
Redeemed                      (1,801,954)      (78,460,153)     (901,310)      (40,099,752)
                            ------------    --------------    -----------   --------------
Net increase                   2,570,547    $  112,330,605     2,123,912    $   96,461,672
                            ============    ==============    ===========   ==============

------------------------------------------------------------------------------------------
Class C:
Sold                           1,235,025    $   54,325,325       760,144    $   35,068,889
Distributions reinvested          33,285         1,434,706         4,897           196,204
Redeemed                        (793,137)      (34,828,748)     (419,838)      (19,334,489)
                            ------------    --------------    -----------   --------------
Net increase                     475,173    $   20,931,283       345,203    $   15,930,604
                            ============    ==============    ===========   ==============

------------------------------------------------------------------------------------------
Class Y:
Sold                             646,438    $   29,225,305       535,075    $   24,859,892
Distributions reinvested          53,588         2,352,509        23,960           965,392
Redeemed                        (449,978)      (20,204,087)     (159,096)       (7,282,597)
                            ------------    --------------    -----------   --------------
Net increase                     250,048    $   11,373,727       399,939    $   18,542,687
                            ============    ==============    ===========   ==============

1. For the year ended September 30, 1996 for Class A, Class B and Class Y shares, and for the period from October 2, 1995 (inception of offering) to September 30, 1996 for Class C shares.
--------------------------------------------------------------------------------
3. Unrealized Gains and Losses on Investments

At  September  30,  1997,   net  unrealized   appreciation   on  investments  of
$515,628,203 was composed of gross appreciation of $544,505,392, and gross depreciation of $28,877,189.

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. Management Fees and Other Transactions with Affiliates Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% on the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion.

              For the year ended September 30, 1997, commissions (sales charges paid by investors) on sales of Class A shares totaled $4,882,365, of which $1,597,976 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $4,609,293 and $221,073, respectively, of which $518,408 and $7,469, respectively, were paid to an affiliated broker/dealer. During the year ended September 30, 1997, OFDI received contingent deferred sales charges of $488,384 and $18,559, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

              OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

              The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of their customers' accounts that hold Class A shares. During the year ended September 30, 1997, OFDI paid $212,124 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

--------------------------------------------------------------------------------
The Fund has adopted a Distribution and Service Plan for Class B shares to reimburse OFDI for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Both fees are computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the year ended September 30, 1997, OFDI paid $26,037 to an affiliated broker/dealer as reimbursement for Class B personal service and maintenance expenses and retained $2,023,085 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of September 30, 1997, OFDI had incurred unreimbursed expenses of $7,906,753 for Class B.

              The Fund has adopted a Distribution and Service Plan for Class C shares to compensate OFDI for its services and costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class C shares. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the year ended September 30, 1997, OFDI retained $195,923 as compensation for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of September 30, 1997, OFDI had incurred unreimbursed expenses of $369,234 for Class C.

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. Illiquid and Restricted Securities
At September 30, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at September 30, 1997 was $22,693,563, which represents 1.30% of the Fund's net assets, of which $15,273,563 is considered restricted. Information concerning restricted securities is as follows:

                                                                    Valuation
                                                     Cost           Per Unit as of
Security                        Acquisition Date     Per Unit       September 30, 1997
------------------------------- ------------------   ------------   -------------------
AirNet Communications Corp.,
Series C, Preferred Stock                7/6/95     $      6.00         $ 1.00
Candescent Technologies Corp.,
Series E, Preferred Stock               4/24/96            5.50           7.21
Candescent Technologies Corp.,
Series F, Preferred Stock               6/11/97            7.50           7.50
ICG Communications, Inc.         6/9/93-5/10/95      5.50-13.89          23.28
Silver Diner, Inc.                      7/10/96            5.50           2.02

--------------------------------------------------------------------------------
6. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other OppenheimerFunds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

              The Fund had no borrowings outstanding during the year ended September 30, 1997.

                                   APPENDIX

                           INDUSTRY CLASSIFICATIONS


Aerospace/Defense
Air Transportation
Auto Parts Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable Television
Chemicals
Commercial Finance
Computer Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified Financial
Diversified Media
Drug Stores
Drug Wholesalers
Durable Household Goods
Education
Electric Utilities
Electrical Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental
Food
Gas Utilities
Gold
Health Care/Drugs
Health Care/Supplies & Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services

Information Technology

Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking

Wireless Services

INVESTMENT ADVISER
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

DISTRIBUTOR
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

CUSTODIAN OF PORTFOLIO SECURITIES
      The Bank of New York
      One Wall Street
      New York, New York 10015

INDEPENDENT AUDITORS
      KPMG Peat Marwick LLP
      707 Seventeenth Street
      Denver, Colorado 80202

LEGAL COUNSEL
      Gordon Altman Butowsky
        Weitzen Shalov & Wein
      114 West 47th Street
      New York, New York 10036
















 PX500.198

                          OPPENHEIMER DISCOVERY FUND

                                   FORM N-1A

                                    PART C

                               OTHER INFORMATION


Item 24.    Financial Statements and Exhibits
-------     ---------------------------------

      (a)   Financial Statements:
            --------------------

            (1)   Financial   Highlights   (see   Parts   A  and   B):   Filed
herewith.

            (2)   Independent   Auditors'   Report   (see   Part   B):   Filed
herewith.


            (3)  Statement of  Investments  at 9/30/97  (audited)  (see Part B):
Filed herewith.

            (4) Statement of Assets and Liabilities at 9/30/97 (audited) (see Part B): Filed herewith.

            (5) Statement of Operations at 9/30/97 (audited) (see Part B): Filed herewith.

            (6) Statement of Changes in Net Assets for the fiscal year ended 9/30/97(audited)(see Part B): Filed herewith.


            (7) Notes to Financial Statements (see Part B): Filed herewith.

      (b)   Exhibits:
            --------

     (1) Amended and Restated Declaration of Trust made as July 14, 1995: Filed with Registrant's Post-Effective Amendment No. 17, 7/21/95, and incorporated herein by reference.

     (2) By-Laws amended as of 6/1/92: Filed with Registrant's Post-Effective Amendment No. 12, 11/22/93, and incorporated herein by reference.

            (3) Inapplicable.


            (4)   (i)   Specimen      Class     A      Share      Certificate:
Previously filed with Post-Effective     Amendment     No.    20,     1/15/97,
and incorporated herein by reference.

                  (ii)     Specimen     Class     B     Share     Certificate:
Previously filed with Post-Effective     Amendment     No.    20,     1/15/97,
and incorporated herein by reference.

                  (iii)    Specimen     Class     C     Share     Certificate:
Previously filed with Post-Effective     Amendment     No.    20,     1/15/97,
and incorporated herein by reference.

                  (iv)     Specimen     Class     Y     Share     Certificate:
Previously filed with Post-Effective     Amendment     No.    20,     1/15/97,
and
incorporated herein by reference.


            (5) (i) Investment Advisory Agreement dated June 1, 1992: Filed with Registrant's Post-Effective Amendment No. 10, 12/3/92, refiled with Post-Effective Amendment No. 16, 1/13/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.


                  (ii)     Amendment   dated  as  of  December   14,  1995  to
the Investment Advisory Agreement        dated       June       1,       1992:
Previously filed with Post-Effective Amendment No. 20, 1/15/97, and incorporated herein by reference.


     (6) (i) General Distributor's Agreement dated December 10, 1992: Filed with Registrant's Post-Effective Amendment No. 11, 1/28/93, refiled with Post-Effective Amendment No. 16, 1/13/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                  (ii)     Prototype       OppenheimerFunds       Distributor,
Inc. Dealer Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                  (iii)    Prototype       OppenheimerFunds       Distributor,
Inc. Broker Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated by reference.

                  (iv)     Prototype       OppenheimerFunds       Distributor,
Inc. Agency Agreement: Filed     with     Post-Effective     Amendment     No.
14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                  (v)      Broker    Agreement    between     OppenheimerFunds
Distributor, Inc. and Newbridge Securities, Inc. dated 10/1/86: Filed with Post-Effective Amendment No. 25 of Oppenheimer Growth Fund (Reg. No. 2-45272),
11/1/86, refiled with Post-Effective Amendment   No.   45   of   Oppenheimer
Growth   Fund(Reg.   No.   2-45272), 8/22/94,  pursuant to Item  102  of
Regulation     S-T,    and incorporated herein by reference.

     (7) Retirement Plan for Non-Interested Trustees or Directors dated June 7, 1990: Filed with Post-Effective Amendment No. 97 to the Registration Statement of Oppenheimer Fund (File No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (8) Custody Agreement dated 6/10/92: Filed with Registrant's Post-Effective Amendment No. 10, 12/3/92, refiled with Post-Effective Amendment No. 16, 1/13/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

            (9) Inapplicable.

     (10) Opinion and Consent of Counsel dated 8/1/86: Filed with Registrant's Post-Effective Amendment No. 3, 1/27/88, refiled with Post-Effective Amendment No. 16, 1/13/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

            (11) Independent Auditor's Consent: Filed herewith.

            (12) Inapplicable.

     (13) Investment Letter from OppenheimerFunds, Inc. to Registrant dated 8/15/86: Filed with Registrant's Post-Effective Amendment No. 5, 12/1/89, and refiled with Post-Effective Amendment No. 16, 1/13/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (14) (i) Form of Individual Retirement Account (IRA) Trust Agreement: Filed with Post-Effective Amendment No. 21 to the Registration Statement of Oppenheimer U.S. Government Trust (File No. 2-76645), 8/25/93, and incorporated herein by reference.

                  (ii)     Form   of   Standardized    and    Non-Standardized
Profit-Sharing Plans and Money Purchase Plans for self-employed persons and
corporations:    Filed   with    Post-Effective    Amendment No. 7 to the
Registration Statement of Oppenheimer Global  Growth & Income  Fund (File   No.
33-33799), 12/2/94, and incorporated herein by reference.

     (iii) Form of Tax Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations: Filed with Post-Effective Amendment No. 47 of Oppenheimer Growth Fund (File No. 2-45272), 10/21/94, and incorporated herein by reference.

     (iv) Form of Simplified Employee Pension IRA: Filed with Post- Effective Amendment No. 42 of Oppenheimer Equity Income Fund (File No. 2-33043), 10/28/94, and incorporated herein by reference.

     (v) Form of Prototype 401(k) Plan: Previously filed with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Strategic Income & Growth Fund (File No. 33-47378), 9/28/95, and incorporated herein by reference.

     (15) (i) Service Plan and Agreement for Class A shares dated 6/10/93 under Rule 12b-1 of the Investment Company Act of 1940: Filed with Registrant's Post-Effective Amendment No. 13, 1/19/94, and incorporated herein by reference.

     (ii) Distribution and Service Plan and Agreement for Class B shares dated April 1, 1994 under Rule 12b-1 of the Investment Company Act of 1940 for Class B
Shares: Filed with Registrant's Post-Effective Amendment No. 15, 3/31/94, and incorporated herein by reference.

     (iii) Distribution and Service Plan and Agreement for Class C Shares dated July 21, 1995, under Rule 12b-1: Filed with Registrant's Post-Effective Amendment No. 18, 9/27/95 and incorporated herein by reference.

     (16) Performance Data Calculation Schedule: Filed herewith.


     (17) (i) Financial Data Schedule for Class A Shares as of 9/30/97: Filed herewith.

     (ii) Financial Data Schedule for Class B Shares as of 9/30/97: Filed herewith.

     (iii) Financial Data Schedule for Class C Shares as of 9/30/97: Filed herewith.

     (iv) Financial Data Schedule for Class Y Shares as of 9/30/97: Filed herewith.


     (18) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated 10/24/95:
Previously filed with Post-Effective Amendment No.12 to the Registration Statement of Oppenheimer California Tax-Exempt Fund (Reg. No. 33-23566), 11/1/95 and incorporated herein by reference.

     -- Powers of Attorney: Previously Filed with Registrant's Post-Effective Amendment No. 19, 2/1/96 (Bridget A. Macaskill) and previously filed (all other Trustees) with Registrant's Post- Effective Amendment No. 12, 1/22/93, and incorporated herein by reference.

Item 25.    Persons Controlled by or under Common Control
            with Registrant
--------    ---------------------------------------------

      None

Item 26.    Number of Holders of Securities
--------    -------------------------------

                                                Number of Record
                                                Holders as of

Title of Class                                  January 2, 1998

--------------                                  ----------------


Class A Shares of Beneficial Interest                  113,532
Class B Shares of Beneficial Interest                   49,152
Class C Shares of Beneficial Interest                    4,795
Class Y Shares of Beneficial Interest                        1


Item 27.    Indemnification
--------    ---------------

     Reference is made to parts (c) through (g) of Section 7(c) of Article SEVENTH of Registrant's Declaration of Trust.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


NAME  AND CURRENT POSITION WITH       OTHER BUSINESS AND CONNECTIONS
OPPENHEIMERFUNDS,  INC.("OFI")        DURING THE PAST TWO YEARS


Mark J.P. Anson,
Vice President                        Vice  President  of   Oppenheimer   Real
                                      Asset   Management,    Inc.   ("ORAMI");
                                      formerly Vice President  of  Equity
                                      Derivatives   at Salomon  Brothers, Inc.

Peter M. Antos,

Senior Vice President                 An officer and/or  portfolio  manager of
                                      certain Oppenheimer funds; a Chartered
                                      Financial Analyst; Senior Vice President
                                      of HarbourView Asset Management
                                      Corporation ("HarbourView"); prior to
                                      March, 1996 he was the senior equity
                                      portfolio   manager  for  the   Panorama
                                      Series
                                      Fund, Inc. (the "Company") and other
                                      mutual funds and pension  funds  managed
                                      by
                                      G.R. Phelps & Co. Inc. ("G.R. Phelps"),
                                      the Company's former investment adviser,
                                      which was a subsidiary of Connecticut
                                      Mutual Life Insurance Company; was also
                                      responsible   for  managing  the  common
                                      stock
                                      department and common stock investments of
                                      Connecticut Mutual Life Insurance Co.


Lawrence Apolito,
Vice President                        None.

Victor Babin,
Senior Vice President                 None.

Bruce Bartlett,
Vice President                        An officer and/or  portfolio  manager of

                                      certain Oppenheimer funds.  Formerly a
                                      Vice President and Senior Portfolio
                                      Manager at First of America Investment

                                      Corp.


 Beichert, Kathleen
Vice President                        None .

 Rajeev Bhaman,
Vice President Formerly Vice President (January 1992 -February, 1996) of Asian Equities for Barclays de Zoete Wedd , Inc.


Robert J. Bishop,

Vice President                         Vice    President    of   Mutual   Fund
                                      Accounting  (since May 1996); an officer
                                      of other
                                      Oppenheimer    funds;     formerly    an
                                      Assistant
                                      Vice President of OFI/Mutual Fund
                                      Accounting (April 1994-May 1996), and a
                                      Fund Controller for OFI.
George C. Bowen,
Senior Vice President & Treasurer      Vice  President  (since  June 1983) and
                                      Treasurer  (since March 1985) of
                                      OppenheimerFunds Distributor, Inc. (the
                                      "Distributor"); Vice President  (since
                                      October 1989) and Treasurer (since April
                                      1986) of  HarbourView; Senior Vice
                                      President    (since    February   1992),
                                      Treasurer
                                      (since July 1991)and a director (since
                                      December     1991)    of     Centennial;
                                      President,
                                      Treasurer and a director of  Centennial
                                      Capital Corporation (since June 1989);
                                      Vice  President  and  Treasurer   (since
                                      August
                                      1978) and  Secretary  (since April 1981)
                                      of
                                      Shareholder Services, Inc. ("SSI"); Vice
                                      President, Treasurer and Secretary of
                                      Shareholder Financial Services, Inc.
                                      ("SFSI")    (since    November    1989);
                                      Treasurer
                                      of Oppenheimer Acquisition Corp. ("OAC")
                                      (since June 1990); Treasurer of
                                      Oppenheimer Partnership Holdings, Inc.
                                      (since November 1989); Vice President and
                                      Treasurer  of  ORAMI (since July 1996);
                                      Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); an officer of other Oppenheimer funds.

Scott Brooks,
Vice President                        None.

Susan Burton,

Assistant Vice President              None.


 Adele Campbell,
Assistant Vice President  &
 Assistant Treasurer:
Rochester Division                    Formerly  Assistant  Vice  President  of
                                      Rochester Fund Services, Inc.

Michael Carbuto,

Vice President                        An officer and/or  portfolio  manager of
                                      certain    Oppenheimer    funds;    Vice
                                      President   of Centennial.

Ruxandra Chivu,
Assistant Vice President              None.



H.D. Digby Clements,
Assistant Vice President:
Rochester Division                    None.


O. Leonard Darling,

Executive Vice President               Trustee  (1993 - present)  of  Awhtolia
                                      College - Greece.


Robert A. Densen,
Senior Vice President                 None.


Sheri Devereux,
Assistant Vice President              None.
Robert Doll, Jr.,

Executive                             Vice   President  &  Director  An  officer
                                      and/or   portfolio   manager   of  certain
                                      Oppenheimer funds.
John Doney,
Vice                                  President  An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,

General Counsel  and Director         Executive    Vice    President    (since
                                      September  1993),  and a director (since
                                      January
                                      1992) of the Distributor; Executive Vice
                                      President,   General   Counsel   and   a
                                      director
                                      of    HarbourView,    SSI,    SFSI   and
                                      Oppenheimer
                                      Partnership Holdings, Inc. since
                                      (September 1995)  and   MultiSource
                                      Services, Inc. (a broker-dealer) (since
                                      December   1995);    President   and   a
                                      director
                                      of Centennial (since September 1995);
                                      President   and  a  director   of  ORAMI
                                      (since
                                      July 1996);  General Counsel  (since May
                                      1996) and Secretary (since April 1997) of
                                      OAC; Vice President of OppenheimerFunds
                                      International, Ltd. ("OFIL") and
                                      Oppenheimer Millennium Funds plc (since
                                      October 1997);  an officer of other
                                      Oppenheimer funds.


George Evans,
Vice                                  President  An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.


Edward Everett,
Assistant Vice President              None.


Scott Farrar,

Vice President                        Assistant   Treasurer   of   Oppenheimer
                                      Millennium   Funds  plc  (since  October
                                      1997);
                                      an  officer  of other  Oppenheimer  funds;
                                      formerly an Assistant Vice President of OFI/Mutual Fund Accounting (April 1994-May
                                      1996), and a Fund Controller for OFI.

Leslie A. Falconio,
Assistant Vice President              None.


Katherine P. Feld,

Vice President and Secretary Vice President and Secretary of the Distributor; Secretary of HarbourView , MultiSource and Centennial ; Secretary, Vice President and Director of Centennial Capital Corporation; Vice President and Secretary of ORAMI.


Ronald H. Fielding,
Senior Vice President; Chairman:

Rochester Division                    An officer,  Director  and/or  portfolio
                                      manager of certain Oppenheimer funds;
                                      Presently he holds the following other
                                      positions: Director (since 1995) of ICI
                                      Mutual   Insurance   Company;   Governor
                                      (since
                                      1994) of St.  John's  College;  Director
                                      (since 1994 - present) of International
                                      Museum of Photography at George Eastman
                                      House; Director (since 1986) of GeVa
                                      Theatre. Formerly he held the following
                                      positions:  formerly,  Chairman  of  the
                                      Board and Director of Rochester Fund
                                      Distributors,  Inc.  ("RFD");  President
                                      and
                                      Director of Fielding Management Company,
                                      Inc. ("FMC"); President and Director of
                                      Rochester   Capital    Advisors,    Inc.
                                      ("RCAI");
                                      Managing Partner of Rochester Capital
                                      Advisors,  L.P.,  President and Director
                                      of  Rochester Fund Services, Inc. ("RFS");
                                      President and Director of Rochester Tax
                                      Managed  Fund,  Inc.;  Director  (1993 -
                                      1997)
                                      of  VehiCare  Corp.;  Director  (1993  -
                                      1996) of VoiceMode.


John Fortuna,
Vice President                        None.

Patricia Foster,

Vice President                        Formerly   she   held   the    following
                                      positions:   An   officer   of   certain
                                      Oppenheimer funds
                                      (May, 1993 - January, 1996); Secretary of Rochester Capital Advisors, Inc. and
                                      General Counsel (June, 1993 - January
                                      1996)  of  Rochester  Capital  Advisors,
                                      L.P.

Jennifer Foxson,
Assistant Vice President              None.

Paula C. Gabriele,
Executive Vice President              Formerly,  Managing Director (1990-1996)
                                      for Bankers Trust Co.


Robert G. Galli,

Vice Chairman                         Trustee    of   the    New    York-based
                                      Oppenheimer    Funds.    Formerly   Vice
                                      President and General
                                      Counsel of Oppenheimer Acquisition Corp.

Linda Gardner,
Vice President                        None.

Alan Gilston,
Vice President                        Formerly  Vice  President  for  Schroder
                                      Capital Management International.

Jill Glazerman,

Assistant Vice President              None.


 Jeremy Griffiths,
 Chief Financial Officer              Currently  a Member  and  Fellow  of the
                                      Institute of Chartered Accountants;
                                      formerly an accountant for Arthur Young
                                      (London, U.K.).

 Robert Grill,
Vice President Formerly Marketing Vice President for Bankers Trust Company (1993-1996); Steering Committee Member, Subcommittee Chairman for American Savings Education Council (1995-1996).


Caryn Halbrecht,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly Vice President of Fixed Income Portfolio Management at Bankers Trust.


Elaine T. Hamann,
Vice President                        Formerly  Vice   President   (September,
                                      1989  -January,  1997) of Bankers  Trust
                                      Company.

Glenna Hale,
Director of Investor Marketing        Formerly,  Vice President (1994-1997) of
                                      Retirement Plans Services for
                                      OppenheimerFunds Services.

Thomas B. Hayes,
Vice President                        None.


Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,

a division of the Manager             President    and   Director   of   SFSI;
                                      President  and Chief  executive  Officer

                                      of SSI.


Dorothy Hirshman,                     None.
Assistant Vice President


Alan Hoden,
Vice President                        None.

Merryl Hoffman,
Vice President                        None.


Nicholas Horsley,
Vice President                        Formerly  a Senior  Vice  President  and
                                      Portfolio Manager for Warburg, Pincus
                                      Counsellors,      Inc.      (1993-1997),
                                      Co-manager
                                      of Warburg, Pincus Emerging Markets Fund
                                      (12/94 - 10/97), Co-manager Warburg,
                                      Pincus  Institutional  Emerging  Markets
                                      Fund
                                      -  Emerging   Markets   Portfolio  (8/96
                                      -10/97), Warburg Pincus Japan OTC Fund,
                                      Associate Portfolio Manager of Warburg
                                      Pincus    International   Equity   Fund,
                                      Warburg
                                      Pincus Institutional Fund - Intermediate
                                      Equity  Portfolio,  and  Warburg  Pincus
                                      EAFE  Fund.


Scott T. Huebl,
Assistant Vice President              None.

Richard Hymes,
Assistant Vice President              None.

Jane Ingalls,

Vice President                        None.

Byron Ingram,
Assistant Vice President               None.
Ronald Jamison,

Vice President                        Formerly  Vice  President  and Associate
                                      General     Counsel    at     Prudential
                                      Securities,  Inc.

Frank Jennings,
Vice President                        An officer and/or  portfolio  manager of

                                      certain Oppenheimer funds; formerly, a

                                      Managing Director of Global Equities at
                                      Paine   Webber's    Mitchell    Hutchins
                                      division.



Thomas W. Keffer,

Senior Vice President                 Formerly Senior Managing  Director (1994
                                      -1996) of Van Eck Global.


Avram Kornberg,

Vice President                         None.

Joseph Krist,
Assistant Vice President               None.


Paul LaRocco,

Vice President                        An  officer  and/or   portfolio
                                      manager  of  certain   Oppenheimer  funds;
                                      formerly,   a   Securities   Analyst   for
                                      Columbus Circle

                                      Investors.

Michael Levine,
Assistant Vice President              None.


Shanquan Li,
Vice President                        Director of Board (since 2/96),  Chinese
                                      Finance Society; formerly, Chairman
                                      (11/94-2/96),  Chinese Finance  Society;
                                      and   Director (6/94-6/95), Greater China
                                      Business Networks.


Stephen F. Libera,

Vice President                        An  officer  and/or  portfolio   manager
                                      for   certain   Oppenheimer   funds;   a
                                      Chartered
                                      Financial Analyst; a Vice President of
                                      HarbourView; prior to March 1996 , the
                                      senior bond portfolio manager for
                                      Panorama Series Fund Inc., other mutual
                                      funds and  pension  accounts  managed by
                                      G.R.
                                      Phelps;  also  responsible  for managing
                                      the
                                      public      fixed-income      securities
                                      department
                                      at Connecticut Mutual Life Insurance Co.


Mitchell J. Lindauer,
Vice President                        None.


David Mabry,
 Assistant Vice President             None.

Steve Macchia,
Assistant Vice President              None.


Bridget Macaskill,
President, Chief Executive

Officer and Director                  Chief    Executive     Officer    (since
                                      September 1995);  President and director
                                      (since   June   1991)  of   HarbourView;
                                      Chairman and a
                                      director of SSI (since August 1994), and
                                      SFSI (September 1995); President (since
                                      September  1995) and a director  (since
                                      October  1990) of  OAC; President (since
                                      September 1995) and a director  (since
                                      November     1989)    of     Oppenheimer
                                      Partnership
                                      Holdings, Inc., a holding company
                                      subsidiary  of OFI; a director of ORAMI
                                      (since July 1996) ; President and a
                                      director (since October 1997) of OFIL, an offshore fund manager subsidiary of OFI and Oppenheimer Millennium Funds plc
                                      (since October 1997); President and  a
                                      director of other Oppenheimer funds;  a
                                      director of the NASDAQ Stock Market, Inc.
                                      and of  Hillsdown  Holdings  plc (a U.K.
                                      food  company); formerly an Executive Vice
                                      President of OFI.

 Wesley Mayer,
Vice President                        Formerly Vice President  (January,  1995
                                      -June, 1996) of Manufacturers Life
                                      Insurance Company.

Loretta McCarthy,
Executive Vice President              None.

Kevin McNeil,
Vice President                        Treasurer  (September,  1994 -  present)
                                      for the Martin Luther King Multi-Purpose
                                      Center (non-profit community
                                      organization); Formerly Vice President
                                      (January,   1995  -  April,   1996)  for
                                      Lockheed  Martin IMS.

Tanya Mrva,
Assistant Vice President              None.


Lisa Migan,
Assistant Vice President              None.

Robert J. Milnamow,

Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly a Portfolio Manager (August, 1989 August, 1995) with Phoenix Securities Group.

Denis R. Molleur,
Vice President                        None.


Linda Moore,
Vice President                        Formerly, Marketing Manager (July 1995-
                                      November 1996) for Chase Investment
                                      Services Corp.

Tanya Mrva,
Assistant Vice President              None.


Kenneth Nadler,
Vice President                        None.

David Negri,
Vice                                  President  An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President              None.

Robert A. Nowaczyk,
Vice President                        None.


Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                    None.

Gina M. Palmieri,
Assistant Vice President              None.


Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Pirie,

Assistant Vice President              Formerly,  a Vice  President with Cohane
                                      Rafferty Securities, Inc.


Tilghman G. Pitts III,
Executive Vice President

and Director                          Chairman    and    Director    of    the
                                      Distributor.


Jane Putnam,
Vice President                        An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.


 Russell Read,
 Senior Vice President                Formerly  a  consultant  for  Prudential

                                      Insurance   on  behalf  of  the  General
                                      Motors   Pension Plan.

Thomas Reedy,

Vice President An officer and/or portfolio manager of certain Oppenheimer funds; formerly, a Securities Analyst for the Manager.


David Robertson,
Vice President                        None.

Adam Rochlin,

Vice President                         None.

Michael S. Rosen
Vice President; President,
Rochester Division                    An officer and/or  portfolio  manager of
                                      certain  Oppenheimer  funds;   Formerly,
                                      Vice
                                      President (June, 1983-January, 1996) of
                                      RFS, President and Director of RFD; Vice
                                      President and Director of FMC; Vice
                                      President and director of RCAI; General
                                      Partner of RCA; Vice President and
                                      Director of Rochester Tax Managed Fund
                                      Inc.


Richard H. Rubinstein,
Senior Vice President                 An officer and/or  portfolio  manager of
                                      certain Oppenheimer funds; formerly Vice
                                      President and Portfolio Manager/Security
                                      Analyst for Oppenheimer Capital Corp., an investment adviser.

Lawrence Rudnick,

Assistant Vice President               None.


James Ruff,
Executive Vice President              None.


Valerie Sanders,
Vice President                        None.


Ellen Schoenfeld,
Assistant Vice President              None.

Stephanie Seminara,

Vice President                        Formerly,  Vice  President  of  Citicorp
                                      Investment Services.

 Richard Soper,
 Vice President                       None.


Nancy Sperte,
Executive Vice President              None.

Donald W. Spiro,

Chairman Emeritus and Director Vice Chairman and Trustee of the New York- based Oppenheimer Funds; formerly Chairman of the Manager and the Distributor.

Richard A. Stein,
Vice President:
Rochester Division                    Assistant  Vice  President  (since 1995)
                                      of Rochester Capitol Advisors, L.P.


Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President, Director
Retirement Plans                      Formerly  Vice  President of U.S.  Group
                                      Pension Strategy and Marketing for
                                      Manulife Financial.

Michael C. Strathearn,

Vice President                        An officer and/or  portfolio  manager of
                                      certain Oppenheimer funds; a Chartered
                                      Financial Analyst; a Vice President of
                                      HarbourView; prior to March 1996 , an
                                      equity portfolio manager for Panorama
                                      Series Fund, Inc. and other mutual funds and pension accounts managed by G.R.

                                      Phelps.

James C. Swain,
Vice Chairman of the Board            Chairman,  CEO and Trustee,  Director or
                                      Managing Partner of the Denver-based
                                      Oppenheimer Funds; President and a
                                      Director   of    Centennial;    formerly
                                      President
                                      and Director of OAMC, and Chairman of the Board of SSI.

James Tobin,
Vice President                        None.

Jay Tracey,

Vice President                        An  officer  and/or   portfolio
                                      manager  of  certain   Oppenheimer  funds;
                                      formerly  Managing  Director of Buckingham
                                      Capital

                                      Management.

Gary Tyc,
Vice President, Assistant Secretary
and Assistant Treasurer               Assistant  Treasurer of the  Distributor
                                      and SFSI.

Ashwin Vasan,
Vice President                        An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.


Dorothy Warmack,
Vice President                        An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.

Jerry  Webman,

Senior Vice President                 Director  of New  York-based  tax-exempt
                                      fixed    income    Oppenheimer    funds;
                                      Formerly,

                                      Managing Director and Chief Fixed Income
                                      Strategist at Prudential Mutual Funds.

Christine Wells,
Vice President                        None.


Joseph Welsh,
Assistant Vice President              None.


Kenneth B. White,

Vice President                        An officer and/or  portfolio  manager of
                                      certain Oppenheimer funds; a Chartered
                                      Financial Analyst; Vice President of
                                      HarbourView; prior to March 1996 , an
                                      equity portfolio manager for Panorama
                                      Series Fund, Inc. and other mutual funds
                                      and  pension   funds   managed  by  G.R.

                                      Phelps.

William L. Wilby,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of HarbourView.

Carol Wolf,

Vice President                        An officer and/or  portfolio  manager of
                                      certain    Oppenheimer    funds;    Vice
                                      President
                                      of Centennial;  Vice President,  Finance
                                      and Accounting and member of the Board of
                                      Directors   of  the  Junior   League  of
                                      Denver, Inc.; Point of Contact:  Finance
                                      Supporters
                                      of Children; Member of the Oncology
                                      Advisory    Board   of   the   Childrens
                                      Hospital;
                                      Member of the Board of Directors of the
                                      Colorado Museum of Contemporary Art.

Caleb Wong,
Assistant Vice President              None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                        Assistant  Secretary  of SSI (since May
                                      1985),  and SFSI  (since  November  1989);
                                      Assistant    Secretary   of    Oppenheimer
                                      Millennium Funds plc (since October
                                      1997);
                                      an officer of other Oppenheimer  funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                    None.


Arthur J. Zimmer,

Senior Vice President                 An officer and/or portfolio
                                      manager of certain Oppenheimer funds; Vice
                                      President of Centennial.

     The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer/Quest Rochester Funds, as set forth below:


      NEW YORK-BASED OPPENHEIMER FUNDS

      Oppenheimer California Municipal Fund
      Oppenheimer Capital Appreciation Fund

      Oppenheimer Developing Markets Fund

      Oppenheimer Discovery Fund
      Oppenheimer Enterprise Fund
      Oppenheimer Global Fund
      Oppenheimer Global Growth & Income Fund
      Oppenheimer Gold & Special Minerals Fund
      Oppenheimer Growth Fund
      Oppenheimer International Growth Fund

      Oppenheimer International Small Company Fund

      Oppenheimer Money Market Fund, Inc.
      Oppenheimer Multi-Sector Income Trust
      Oppenheimer Multi-State Municipal Trust

      Oppenheimer Multiple Strategies Fund
      Oppenheimer Municipal Bond Fund

      Oppenheimer New York Municipal Fund
      Oppenheimer Series Fund, Inc.
      Oppenheimer U.S. Government Trust
      Oppenheimer World Bond Fund

      QUEST/ROCHESTER FUNDS

      Limited Term New York Municipal Fund
      Oppenheimer Bond Fund For Growth
      Oppenheimer MidCap Fund
      Oppenheimer Quest Capital Value Fund, Inc.
      Oppenheimer Quest For Value Funds
      Oppenheimer Quest Global Value Fund, Inc.
      Oppenheimer Quest Value Fund, Inc.
      Rochester Fund Municipals


      DENVER-BASED OPPENHEIMER FUNDS

      Centennial America Fund, L.P.
      Centennial California Tax Exempt Trust
      Centennial Government Trust
      Centennial Money Market Trust
      Centennial New York Tax Exempt Trust
      Centennial Tax Exempt Trust
      Oppenheimer Cash Reserves
      Oppenheimer Champion Income Fund
      Oppenheimer Equity Income Fund
      Oppenheimer High Yield Fund
      Oppenheimer Integrity Funds
      Oppenheimer International Bond Fund
      Oppenheimer Limited-Term Government Fund
      Oppenheimer Main Street Funds, Inc.

      Oppenheimer Municipal Fund
      Oppenheimer Real Asset Fund

      Oppenheimer Strategic Income Fund
      Oppenheimer Total Return Fund, Inc.
      Oppenheimer Variable Account Funds
      Panorama Series Fund, Inc.
      The New York Tax-Exempt Income Fund, Inc.


     The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds

Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

     The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc.,

OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80012.


     The address of MultiSource Services, Inc. is 1700 Lincoln Street, Denver, Colorado 80203.


     The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.


ITEM 29.    PRINCIPAL UNDERWRITER


(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.


(b) The directors and officers of the Registrant's principal underwriter are:


NAME & PRINCIPAL             POSITIONS & OFFICES         POSITIONS & OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER             WITH REGISTRANT

George C. Bowen(1)           Vice President and          Vice President and
                              Treasurer                  Treasurer of the

                                                         Oppenheimer funds

Julie Bowers                 Vice President              None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan             Vice President              None
1940 Cotswold Drive
Orlando, FL 32825


Maryann Bruce(2)             Senior Vice President;      None
                             Director: Financial
                             Institution  Division


Robert Coli                  Vice President              None
12 White Tail Lane
Bedminster, NJ 07921


Ronald T. Collins            Vice President              None
710-3 E. Ponce  de Leon Ave.

Decatur, GA  30030


 William Coughlin            Vice President              None
 542 West Surf - #2N
 Chicago, IL  60657

 Mary Crooks(1)

E. Drew Devereaux(3)         Assistant Vice President    None

Rhonda Dixon-Gunner(1)       Assistant Vice President    None

Andrew John Donohue(2)       Executive Vice              Secretary of the
                             President & Director        Oppenheimer funds


Wendy H. Ehrlich             Vice President              None
4 Craig Street
Jericho, NY 11753

Kent Elwell                  Vice President              None
41 Craig Place
Cranford, NJ  07016

Todd Ermenio                 Vice President              None
11011 South Darlington
Tulsa, OK  74137


John Ewalt                   Vice President              None
2301 Overview Dr. NE
Tacoma, WA 98422


George Fahey                 Vice President              None
201 E. Rund Grove Rd.
#26-22
Lewisville, TX 75067

Katherine P. Feld(2)         Vice President              None
                             & Secretary


Mark Ferro                   Vice President              None
43 Market Street
Breezy Point, NY 11697


Ronald H. Fielding(3)        Vice President               None

Reed F. Finley               Vice President               None
 1657 Graefield

Birmingham, MI  48009


Wendy Fishler(2)             Vice President              None

Ronald R. Foster             Senior Vice President       None
 11339 Avant Lane

Cincinnati, OH 45249


Patricia Gadecki             Vice President              None
 950 First St., S.
 Suite 204
 Winter Haven, FL  33880

Luiggino Galleto             Vice President              None
10239 Rougemont Lane

Charlotte, NC 28277

Mark Giles                   Vice President              None
5506 Bryn Mawr
Dallas, TX 75209


Ralph Grant(2)               Vice President/National     None
                             Sales Manager

Sharon Hamilton              Vice President              None
720 N. Juanita Ave.,#1

Redondo Beach, CA 90277


Byron Ingram(2)              Assistant Vice President    None

Mark D. Johnson              Vice President              None
 129 Girard Place
 Kirkwood, MO 63105

Michael Keogh(2)             Vice President              None


Richard Klein                Vice President              None
4820 Fremont Avenue So.
Minneapolis, MN 55409


 Daniel Krause               Vice President              None
 13416 Larchmere Square
Shaker Heights, OH 44120

Ilene Kutno(2)               Assistant Vice President    None

Todd Lawson                  Vice President              None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209


Wayne A. LeBlang             Senior Vice President       None
23 Fox Trail
Lincolnshire, IL 60069

Dawn Lind                    Vice President              None
7 Maize Court
Melville, NY 11747

James Loehle                 Vice President              None
30 John Street
Cranford, NJ  07016


Todd Marion                  Vice President              None
21 N. Passaic Avenue
Chatham, N.J. 07928

Marie Masters                Vice President              None
520 E. 76th Street
New York, NY  10021


John McDonough               Vice President              None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854


 Tanya Mrva(2)               Assistant Vice President     None

Laura Mulhall(2)             Senior Vice President       None

Charles Murray               Vice President              None
 18 Spring Lake Drive
 Far Hills, NJ 07931

Wendy Murray                 Vice President              None
 32 Carolin Road
 Upper Montclair, NJ 07043

Chad V. Noel                 Vice President              None
3238 W. Taro Lane
Phoenix, AZ  85027


Joseph Norton                Vice President              None
2518 Fillmore Street
San Francisco, CA  94115

Patrick Palmer               Vice President              None
958 Blue Mountain Cr.
West Lake Village, CA 91362


Kevin Parchinski             Vice President              None
1105 Harney St., #310
Omaha, NE  68102

Randall Payne                Vice President               None
 3530 Providence Plantation Way
Charlotte, NC   28270


Gayle Pereira                Vice President              None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit            Vice President              None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                Vice President              None
1777 Larimer St. #807
Denver, CO  80202


Tilghman G. Pitts, III(2)    Chairman & Director         None

Elaine Puleo(2)              Vice President              None

Minnie Ra                    Vice President              None
 895 Thirty-First Ave.

San Francisco, CA  94121


Michael Raso                 Vice President              None
 16 N. Chatsworth Ave.
Apt.  301
Larchmont, NY  10538

John C. Reinhardt(3)         Vice President              None

Douglas Rentschler           Vice President              None
867 Pemberton
Grosse Pointe Park, MI 48230

Ian Robertson                Vice President              None
4204 Summit  Wa

Marietta, GA 30066


Michael S. Rosen(3)          Vice President              None


Kenneth Rosenson             Vice President              None
3802 Knickerbocker Place

Apt. #3D
Indianapolis, IN  46240

James Ruff(2)                President                   None



Timothy Schoeffler           Vice President              None
1717 Fox Hall Road

Washington, DC   77479

Michael Sciortino            Vice President              None
 785 Beau Chene Drive
 Mandeville, LA  70471


Robert Shore                 Vice President              None
26 Baroness Lane
Laguna Niguel, CA 92677



George Sweeney               Vice President              None
1855 O'Hara Lane
Middletown, PA 17057


Andrew Sweeny                Vice President              None
5967 Bayberry Drive
Cincinnati, OH 45242


Scott McGregor Tatum         Vice President              None
7123 Cornelia Lane
Dallas, TX  75214


David G. Thomas              Vice President               None
 8116 Arlingon Blvd. #123
 Falls Church, VA 22042

Philip St. John Trimble      Vice President              None
2213 West Homer

Chicago, IL 60647


Sarah Turpin                 Vice President              None
2735 Dover Road
Atlanta, GA  30327

Gary Paul Tyc(1)             Assistant Treasurer         None

Mark Stephen Vandehey(1)     Vice President              None

Marjorie Williams            Vice President              None
6930 East Ranch Road
Cave Creek, AZ  85331

(1) 6803 South Tucson Way, Englewood, Colorado 80112
(2) Two World Trade Center, New York, NY 10048-0203
(3) 350 Linden Oaks, Rochester, NY  14625-2807


(c)  Not applicable.

Item 30.    Location of Accounts and Records
--------    --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 31.    Management Services
--------    -------------------

      Not applicable.

Item 32.    Undertakings
--------    ------------

      (a)   Not applicable.
      (b)   Not applicable.
      (c)   Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of January, 1998.


                              OPPENHEIMER DISCOVERY FUND

                              By: /s/ Bridget A. Macaskill     *
                              ---------------------------------
                              Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                          Title                    Date
----------                          -----                    ----

/s/ Leon Levy*                      Chairman of the          January  13, 1998
--------------                      Board of Trustees
Leon Levy

/s/ Bridget A. Macaskill*           President, Chief         January  13, 1998
------------------------            Executive Officer
Bridget A. Macaskill                and Trustee

/s/ George Bowen*                   Treasurer and            January  13, 1998
-----------------                   Principal Financial
George Bowen                        and Accounting
                                    Officer

/s/ Robert G. Galli*                Trustee                  January  13, 1998
--------------------
Robert G. Galli

/s/ Benjamin Lipstein*              Trustee                  January  13, 1998
----------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*          Trustee                  January  13, 1998
--------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*             Trustee                  January  13, 1998
-----------------------
Kenneth A. Randall

/s/ Edward V. Regan*                Trustee                  January  13, 1998
--------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*       Trustee                  January  13, 1998
-----------------------------
Russell S. Reynolds, Jr.

/s/ Donald W. Spiro*                Trustee                  January  13, 1998
--------------------
Donald W. Spiro

/s/ Pauline Trigere*                Trustee                  January  13, 1998
--------------------
Pauline Trigere

/s/ Clayton K. Yeutter*             Trustee                  January  13, 1998
-----------------------
Clayton K. Yeutter



*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack

                          OPPENHEIMER DISCOVERY FUND

                           Registration No. 33-371


                       Post-Effective Amendment No.  21


                               Index to Exhibits
                               -----------------


Exhibit No.            Description
-----------            -----------



24(b)(11)              Independent Auditors' Consent

24(b)(16)              Performance Data Computation Schedule


24(b)(17)(i)           Financial Data Schedule as of  9/30/97 for
                       Class A Shares

24(b)(17)(ii)          Financial Data Schedule as of  9/30/97 for
                       Class B Shares

24(b)(17)(iii)         Financial Data Schedule as of  9/30/97 for
                       Class C Shares

24(b)(17)(iv)          Financial Data Schedule as of  9/30/97 for
                       Class Y Shares